Putnam Income Fund
The fund's portfolio
7/31/24 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (48.9%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (15.9%)
Government National Mortgage Association (ICE LIBOR USD 12 Month + 1.40%), 3.469%, 12/20/68	$970,415	$1,009,942
Government National Mortgage Association Pass-Through Certificates
6.50%, with due dates from 3/15/31 to 9/20/53	12,203,346	12,611,273
6.00%, TBA, 8/1/54	2,000,000	2,023,754
6.00%, with due dates from 12/20/48 to 11/20/53	11,862,771	12,115,984
5.50%, with due dates from 1/20/49 to 8/20/53	7,080,565	7,184,076
5.00%, with due dates from 6/15/40 to 10/20/49	4,613,353	4,639,026
4.70%, 6/20/65	47,745	47,140
4.65%, 5/20/65	62,573	61,748
4.621%, 5/20/65	18,138	17,970
4.572%, 6/20/65	2,826	2,782
4.50%, TBA, 8/1/54	71,000,000	68,796,269
4.50%, with due dates from 5/20/44 to 7/20/52	3,567,168	3,531,873
4.435%, 8/20/65	20,062	19,685
4.353%, 5/20/65	380,020	374,164
4.34%, 6/20/65	12,826	12,524
4.309%, 5/20/65	12,537	12,333
4.225%, 6/20/65	11,666	11,417
4.00%, TBA, 8/1/54	48,000,000	45,340,099
4.00%, with due dates from 2/20/48 to 3/20/50	5,142,847	4,861,350
3.50%, TBA, 8/1/54	7,000,000	6,436,005
3.50%, with due dates from 11/15/47 to 3/20/50	6,981,669	6,442,937
3.00%, TBA, 8/1/54	14,000,000	12,496,633
3.00%, with due dates from 3/20/43 to 2/20/53	3,458,497	3,051,579
2.50%, 2/20/53	2,007,429	1,729,997

		192,830,560
U.S. Government Agency Mortgage Obligations (33.0%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
6.00%, 9/1/53	2,763,920	2,816,562
5.50%, with due dates from 9/1/53 to 11/1/53	8,309,426	8,360,520
5.00%, with due dates from 3/1/41 to 7/1/52	1,039,087	1,029,965
4.50%, with due dates from 8/1/44 to 11/1/49	410,457	407,449
4.00%, with due dates from 12/1/44 to 7/1/49	2,493,671	2,413,030
3.50%, with due dates from 4/1/42 to 2/1/47	2,165,840	2,011,618
3.00%, 10/1/46	1,143,838	1,025,319
3.00%, with due dates from 7/1/34 to 5/1/35	1,687,641	1,598,755
2.50%, with due dates from 4/1/43 to 1/1/52	3,235,970	2,764,626
2.00%, with due dates from 2/1/51 to 5/1/51	1,629,135	1,321,403
Federal National Mortgage Association Pass-Through Certificates
6.00%, with due dates from 2/1/36 to 4/1/53	1,213,119	1,248,911
5.50%, with due dates from 1/1/33 to 11/1/53	12,791,128	12,875,769
5.00%, with due dates from 3/1/40 to 9/1/52	8,281,313	8,219,397
4.50%, with due dates from 7/1/44 to 11/1/49	1,346,953	1,329,757
4.00%, 1/1/57	3,194,738	3,003,484
4.00%, with due dates from 8/1/44 to 11/1/49	2,956,236	2,837,563
3.50%, with due dates from 5/1/56 to 9/1/57	7,984,954	7,238,494
3.50%, with due dates from 5/1/42 to 4/1/52	4,583,845	4,256,166
3.50%, 6/1/31	160,990	157,231
3.00%, with due dates from 9/1/42 to 4/1/52	9,259,421	8,295,875
3.00%, 5/1/37	1,827,821	1,719,087
2.50%, with due dates from 11/1/50 to 2/1/52	5,344,357	4,558,466
2.50%, 9/1/36	4,405,160	4,072,338
2.00%, with due dates from 9/1/50 to 4/1/52	3,448,470	2,807,212
2.00%, with due dates from 2/1/37 to 3/1/37	8,368,334	7,558,837
Uniform Mortgage-Backed Securities
6.50%, TBA, 8/1/54	15,000,000	15,384,557
6.00%, TBA, 8/1/54	80,000,000	81,146,944
5.50%, TBA, 8/1/54	11,000,000	11,018,563
4.00%, TBA, 8/1/54	3,000,000	2,811,725
3.50%, TBA, 8/1/54	30,000,000	27,221,941
3.50%, TBA, 8/1/39	1,000,000	961,629
3.00%, TBA, 8/1/54	25,000,000	21,819,321
3.00%, TBA, 8/1/39	1,000,000	940,494
2.50%, TBA, 8/1/54	77,000,000	64,578,748
2.50%, TBA, 8/1/39	3,000,000	2,758,647
2.00%, TBA, 8/1/54	82,000,000	65,981,149
2.00%, TBA, 8/1/39	7,000,000	6,278,160
1.50%, TBA, 8/1/39	8,000,000	6,987,539

		401,817,251

Total U.S. government and agency mortgage obligations (cost $590,404,394)		$594,647,811

U.S. TREASURY OBLIGATIONS (—%)(a)
	Principal amount	Value
U.S. Treasury Notes 0.25%, 9/30/25(i)	$268,000	$255,018

Total U.S. treasury obligations (cost $255,018)		$255,018

CORPORATE BONDS AND NOTES (35.5%)(a)
	Principal amount	Value
Basic materials (1.7%)
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. notes 3.375%, 2/15/29	$240,000	$218,732
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30	110,000	103,613
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32	105,000	106,597
Celanese US Holdings, LLC company guaranty sr. unsec. bonds 6.379%, 7/15/32 (Germany)	405,000	426,023
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.55%, 11/15/30 (Germany)	822,000	875,453
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)	697,000	729,707
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)	3,598,000	3,695,841
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)	240,000	223,061
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43	880,000	791,711
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26	42,000	41,449
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32	115,000	105,618
FMC Corp. sr. unsec. unsub. notes 5.65%, 5/18/33	1,177,000	1,191,354
Georgia-Pacific, LLC 144A sr. unsec. notes 0.95%, 5/15/26	461,000	431,581
Glencore Funding, LLC 144A company guaranty sr. unsec. bonds 5.634%, 4/4/34	1,162,000	1,171,243
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 6.375%, 10/6/30	1,153,000	1,227,119
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 6.125%, 10/6/28	729,000	758,293
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30	1,545,000	1,342,420
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)	105,000	105,068
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29	1,485,000	1,432,857
International Flavors & Fragrances, Inc. sr. unsec. bonds 5.00%, 9/26/48	312,000	276,046
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	673,000	659,921
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30	274,000	234,116
International Flavors & Fragrances, Inc. 144A sr. unsec. unsub. notes 1.23%, 10/1/25	220,000	210,120
Minsur SA sr. unsec. notes Ser. REGS, 4.50%, 10/28/31 (Peru)	510,000	457,044
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)	1,071,000	1,046,003
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	401,000	387,488
Westlake Corp. sr. unsec. bonds 2.875%, 8/15/41	921,000	638,885
Westlake Corp. sr. unsec. notes 0.875%, 8/15/24	230,000	229,553
Westlake Corp. sr. unsec. unsub. notes 3.60%, 8/15/26	634,000	618,317
WestRock Co. company guaranty sr. unsec. unsub. notes 3.75%, 3/15/25	240,000	237,421
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	480,000	555,448
Weyerhaeuser Co. sr. unsec. unsub. bonds 3.375%, 3/9/33(R)	336,000	296,303
WR Grace Holdings, LLC 144A sr. notes 7.375%, 3/1/31	100,000	102,781

		20,927,186
Capital goods (2.2%)
BAE Systems PLC 144A sr. unsec. bonds 5.50%, 3/26/54 (United Kingdom)	900,000	901,785
BAE Systems PLC 144A sr. unsec. notes 5.125%, 3/26/29 (United Kingdom)	1,745,000	1,768,591
Benteler International AG 144A company guaranty sr. notes 10.50%, 5/15/28 (Austria)	225,000	239,500
Berry Global, Inc. company guaranty sr. notes 5.50%, 4/15/28	285,000	288,695
Berry Global, Inc. 144A company guaranty sr. notes 4.875%, 7/15/26	232,000	229,188
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27	3,383,000	3,126,711
Berry Global, Inc. 144A company guaranty sr. notes 1.57%, 1/15/26	723,000	687,339
Boeing Co. (The) sr. unsec. bonds 5.805%, 5/1/50	95,000	88,590
Boeing Co. (The) sr. unsec. notes 3.625%, 2/1/31	491,000	440,751
Boeing Co. (The) sr. unsec. notes 2.70%, 2/1/27	636,000	595,520
Boeing Co. (The) sr. unsec. notes 2.196%, 2/4/26	1,440,000	1,370,878
Boeing Co. (The) sr. unsec. unsub. bonds 3.375%, 6/15/46	833,000	548,088
Boeing Co. (The) sr. unsec. unsub. notes 6.125%, 2/15/33	1,645,000	1,695,465
Boeing Co. (The) 144A sr. unsec. bonds 6.858%, 5/1/54	865,000	916,584
Boeing Co. (The) 144A sr. unsec. bonds 6.528%, 5/1/34	438,000	459,960
Boeing Co. (The) 144A sr. unsec. notes 6.298%, 5/1/29	74,000	76,576
Boeing Co. (The) 144A sr. unsec. notes 6.259%, 5/1/27	36,000	36,796
Daimler Trucks Finance North America, LLC 144A company guaranty sr. unsec. notes 5.125%, 9/25/27	1,485,000	1,498,689
DP World Salaam jr. unsec. sub. notes 6.00%, 1/1/26 (United Arab Emirates)	310,000	308,421
GFL Environmental, Inc. 144A company guaranty sr. notes 3.50%, 9/1/28 (Canada)	115,000	107,009
Howmet Aerospace, Inc. sr. unsec. unsub. bonds 5.95%, 2/1/37	469,000	493,312
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29	1,287,000	1,186,322
MasTec, Inc. sr. unsec. notes 5.90%, 6/15/29	1,880,000	1,916,876
Northrop Grumman Corp. sr. unsec. notes 2.93%, 1/15/25	227,000	224,439
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	2,490,000	2,469,076
Republic Services, Inc. sr. unsec. unsub. notes 5.00%, 11/15/29	2,175,000	2,214,682
Republic Services, Inc. sr. unsec. notes 0.875%, 11/15/25	492,000	467,092
Ritchie Bros Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7.75%, 3/15/31	95,000	100,012
RTX Corp. sr. unsec. bonds 5.375%, 2/27/53	389,000	381,586
RTX Corp. sr. unsec. notes 5.15%, 2/27/33	86,000	87,267
RTX Corp. sr. unsec. unsub. bonds 6.40%, 3/15/54	468,000	526,286
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29	110,000	105,804
TransDigm, Inc. 144A sr. notes 6.875%, 12/15/30	100,000	102,909
Waste Connections, Inc. sr. unsec. bonds 5.00%, 3/1/34	1,278,000	1,283,903
Waste Connections, Inc. sr. unsec. notes 4.25%, 12/1/28	181,000	178,305
Waste Management, Inc. company guaranty sr. unsec. notes 4.875%, 2/15/29	187,000	190,117

		27,313,124
Communication services (2.4%)
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31(R)	1,707,000	1,482,541
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)	1,235,000	1,118,073
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)	1,742,000	1,656,337
AT&T, Inc. company guaranty sr. unsec. unsub. notes 2.30%, 6/1/27	985,000	924,007
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28	1,660,000	1,629,868
AT&T, Inc. sr. unsec. unsub. bonds 4.50%, 3/9/48	368,000	312,715
AT&T, Inc. sr. unsec. unsub. bonds 4.35%, 3/1/29	1,659,000	1,636,695
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33	800,000	654,577
AT&T, Inc. sr. unsec. unsub. notes 4.25%, 3/1/27	562,000	555,888
AT&T, Inc. sr. unsec. unsub. notes 1.65%, 2/1/28	309,000	279,078
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 5.05%, 3/30/29	303,000	297,403
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 4.80%, 3/1/50	253,000	191,230
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	157,000	155,984
Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27	568,000	538,828
Crown Castle, Inc. sr. unsec. bonds 3.80%, 2/15/28(R)	845,000	814,248
Crown Castle, Inc. sr. unsec. bonds 3.65%, 9/1/27(R)	993,000	958,169
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27	73,000	70,354
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)	2,739,000	2,532,054
Equinix, Inc. sr. unsec. sub. notes 1.00%, 9/15/25(R)	270,000	258,057
Rogers Communications, Inc. company guaranty sr. unsec. notes 5.00%, 2/15/29 (Canada)	1,960,000	1,967,064
Rogers Communications, Inc. company guaranty sr. unsec. unsub. bonds 4.30%, 2/15/48 (Canada)	122,000	99,221
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)	360,000	311,045
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 3.80%, 3/15/32 (Canada)	600,000	549,120
SBA Communications Corp. sr. unsec. notes 3.125%, 2/1/29(R)	120,000	108,718
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	1,877,000	2,013,891
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30	36,000	34,343
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27	1,998,000	1,947,753
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.75%, 1/15/54	251,000	256,566
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.05%, 7/15/33	1,150,000	1,152,346
T-Mobile USA, Inc. company guaranty sr. unsec. notes 3.375%, 4/15/29	1,399,000	1,312,426
Time Warner Cable Enterprises, LLC company guaranty sr. unsub. notes 8.375%, 7/15/33	1,672,000	1,898,159
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	567,000	561,927
Verizon Communications, Inc. sr. unsec. unsub. notes 2.10%, 3/22/28	381,000	349,302
Vmed O2 UK Financing I PLC 144A sr. notes 4.75%, 7/15/31 (United Kingdom)	210,000	180,571

		28,808,558
Consumer cyclicals (2.6%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	1,525,000	1,473,046
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	1,034,000	944,722
Autonation, Inc. company guaranty sr. unsec. notes 4.50%, 10/1/25	228,000	225,803
Block, Inc. sr. unsec. notes 3.50%, 6/1/31	125,000	108,542
Booking Holdings, Inc. sr. unsec. sub. notes 4.625%, 4/13/30	1,172,000	1,177,007
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31	115,000	106,029
Brunswick Corp/DE sr. unsec. notes 5.85%, 3/18/29	884,000	898,168
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30	100,000	103,221
Discovery Communications, LLC company guaranty sr. unsec. unsub. notes 4.90%, 3/11/26	1,270,000	1,256,663
Global Payments, Inc. sr. unsec. notes 1.20%, 3/1/26	290,000	273,093
Home Depot, Inc./The sr. unsec. notes 4.95%, 6/25/34	835,000	843,521
Home Depot, Inc./The sr. unsec. unsub. bonds 5.30%, 6/25/54	835,000	831,526
Home Depot, Inc./The sr. unsec. unsub. notes 4.75%, 6/25/29	835,000	845,551
Hyatt Hotels Corp. sr. unsec. notes 5.375%, 4/23/25	1,007,000	1,005,053
Hyundai Capital America 144A sr. unsec. notes 6.375%, 4/8/30 (South Korea)	181,000	192,632
Hyundai Capital America 144A sr. unsec. notes 5.40%, 1/8/31 (South Korea)	481,000	488,568
Hyundai Capital America 144A sr. unsec. notes 5.35%, 3/19/29 (South Korea)	918,000	932,538
IHO Verwaltungs, GmbH 144A sr. notes 6.375%, 5/15/29 (Germany)(PIK)	250,000	250,450
Interpublic Group of Cos., Inc. (The) sr. unsec. unsub. notes 2.40%, 3/1/31	405,000	346,043
Kontoor Brands, Inc. 144A company guaranty sr. unsec. notes 4.125%, 11/15/29	120,000	110,397
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31	285,000	248,657
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29	230,000	236,837
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29	112,000	105,285
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28	120,000	115,703
Moody's Corp. sr. unsec. notes 3.25%, 1/15/28	636,000	610,152
Moody's Corp. sr. unsec. sub. bonds 5.00%, 8/5/34	860,000	860,718
Neptune Bidco US, Inc. 144A sr. notes 9.29%, 4/15/29	110,000	107,824
Netflix, Inc. sr. unsec. bonds 5.40%, 8/15/54	555,000	561,628
Netflix, Inc. sr. unsec. bonds 4.90%, 8/15/34	165,000	165,980
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29	2,792,000	2,889,112
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29	115,000	106,590
Owens Corning sr. unsec. sub. bonds 5.70%, 6/15/34	1,320,000	1,365,686
Owens Corning 144A sr. unsec. notes 3.50%, 2/15/30	120,000	111,475
Paramount Global sr. unsec. unsub. FRB 4.375%, 3/15/43	686,000	480,115
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29	1,178,000	1,085,946
Paramount Global sr. unsec. unsub. notes 3.70%, 6/1/28	1,034,000	953,519
PetSmart, Inc./PetSmart Finance Corp. 144A company guaranty sr. notes 4.75%, 2/15/28	275,000	258,647
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. unsub. notes 9.25%, 1/15/29	95,000	101,607
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29	850,000	769,453
S&P Global, Inc. company guaranty sr. unsec. notes 2.45%, 3/1/27	386,000	366,275
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30	359,000	298,221
Sands China, Ltd. sr. unsec. sub. notes 3.80%, 1/8/26 (Hong Kong)	1,795,000	1,743,146
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.125%, 7/1/30	125,000	108,758
Standard Industries, Inc. 144A sr. unsec. notes 4.375%, 7/15/30	120,000	109,407
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 1.711%, 1/29/27	422,000	390,405
Tapestry, Inc. company guaranty sr. unsec. notes 7.85%, 11/27/33	307,000	327,546
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30	255,000	248,879
Toll Brothers Finance Corp. company guaranty sr. unsec. unsub. notes 4.35%, 2/15/28	829,000	812,011
Toll Brothers Finance Corp. company guaranty sr. unsec. notes 3.80%, 11/1/29	920,000	869,259
Walt Disney Co. (The) company guaranty sr. unsec. notes 3.35%, 3/24/25	604,000	597,077
Warnermedia Holdings, Inc. company guaranty sr. unsec. bonds 5.05%, 3/15/42	1,061,000	837,524
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 4.279%, 3/15/32	1,760,000	1,527,530

		31,783,545
Consumer staples (1.4%)
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 3.50%, 2/15/29 (Canada)	115,000	105,499
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 3.50%, 3/15/29	120,000	109,436
Aramark Services, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28	109,000	106,579
Ashtead Capital, Inc. 144A company guaranty sr. unsec. bonds 5.95%, 10/15/33	370,000	380,259
Ashtead Capital, Inc. 144A company guaranty sr. unsec. notes 2.45%, 8/12/31	505,000	419,753
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	2,195,000	2,145,897
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. 144A company guaranty sr. unsec. notes 4.75%, 4/1/28	110,000	101,259
Campbell Soup Co. sr. unsec. unsub. notes 5.20%, 3/21/29	617,000	629,746
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	271,000	315,804
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	385,000	395,003
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85%, 11/15/24	815,000	811,240
Haleon US Capital, LLC company guaranty sr. unsec. unsub. notes 3.375%, 3/24/27	1,331,000	1,287,527
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27	105,000	104,212
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL 144A company guaranty sr. unsec. bonds 6.75%, 3/15/34 (Luxembourg)	1,223,000	1,309,553
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 5.75%, 4/1/33 (Luxembourg)	310,000	311,696
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 3.00%, 2/2/29 (Luxembourg)	1,420,000	1,287,057
Kenvue, Inc. company guaranty sr. unsec. notes Ser. REGS, 4.90%, 3/22/33	1,780,000	1,797,611
Kenvue, Inc. company guaranty sr. unsec. unsub. notes 5.05%, 3/22/28	693,000	706,320
Kenvue, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 5.05%, 3/22/53	323,000	312,490
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.417%, 5/25/25	126,000	125,276
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.375%, 1/31/32	120,000	108,236
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30	120,000	107,909
McDonald's Corp. sr. unsec. unsub. bonds Ser. MTN, 6.30%, 10/15/37	631,000	701,025
McDonald's Corp. sr. unsec. unsub. bonds Ser. MTN, 3.625%, 9/1/49	521,000	388,082
Philip Morris International, Inc. sr. unsec. unsub. notes 5.125%, 2/15/30	2,388,000	2,428,241
US Foods, Inc. 144A company guaranty sr. unsec. notes 4.75%, 2/15/29	110,000	105,451

		16,601,161
Energy (2.0%)
Antero Resources Corp. 144A sr. unsec. notes 5.375%, 3/1/30	110,000	107,591
Canadian Natural Resources, Ltd. sr. unsec. notes 7.20%, 1/15/32 (Canada)	885,000	995,429
Cheniere Energy Partners LP company guaranty sr. unsec. notes 4.50%, 10/1/29	3,104,000	3,005,886
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 4.00%, 3/1/31	90,000	83,373
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 3.25%, 1/31/32	582,000	508,173
Civitas Resources, Inc. 144A company guaranty sr. unsec. unsub. notes 8.75%, 7/1/31	225,000	242,241
Columbia Pipelines Operating Co., LLC 144A sr. unsec. bonds 6.544%, 11/15/53	594,000	644,188
Columbia Pipelines Operating Co., LLC 144A sr. unsec. notes 5.927%, 8/15/30	1,017,000	1,061,769
Diamondback Energy, Inc. company guaranty sr. unsec. notes 6.25%, 3/15/33	1,653,000	1,766,510
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28	101,000	102,008
EnLink Midstream, LLC 144A company guaranty sr. unsec. unsub. notes 6.50%, 9/1/30	105,000	109,502
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 4.25%, 2/15/30	115,000	106,821
KazMunayGas National Co. JSC sr. unsec. notes Ser. REGS, 4.75%, 4/19/27 (Kazakhstan)	330,000	322,172
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30	105,000	104,022
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40	115,000	118,314
Occidental Petroleum Corp. sr. unsec. sub. notes 8.50%, 7/15/27	2,867,000	3,106,799
Occidental Petroleum Corp. sr. unsec. sub. notes 7.50%, 5/1/31	40,000	44,955
Occidental Petroleum Corp. sr. unsec. sub. notes 6.45%, 9/15/36	341,000	364,507
Occidental Petroleum Corp. sr. unsec. unsub. bonds 5.55%, 10/1/34	915,000	920,582
Occidental Petroleum Corp. sr. unsec. unsub. notes 5.20%, 8/1/29	350,000	352,364
ONEOK, Inc. company guaranty sr. unsec. notes 6.35%, 1/15/31	320,000	340,006
ONEOK, Inc. company guaranty sr. unsec. sub. bonds 6.05%, 9/1/33	1,102,000	1,160,058
ONEOK, Inc. company guaranty sr. unsec. unsub. notes 6.10%, 11/15/32	978,000	1,034,098
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.50%, 8/15/34	402,000	430,541
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.25%, 7/15/33	137,000	143,366
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/28	2,160,000	2,206,963
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/25	120,000	120,107
Ovintiv, Inc. company guaranty sr. unsec. unsub. notes 8.125%, 9/15/30	70,000	80,184
Patterson-UTI Energy, Inc. sr. unsec. sub. notes 5.15%, 11/15/29	455,000	450,339
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 6.50%, 7/3/33 (Brazil)	100,000	101,910
Petroleos Mexicanos company guaranty sr. unsec. notes Ser. REGS, 10.00%, 2/7/33 (Mexico)	50,000	51,002
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 5.95%, 1/28/31 (Mexico)	110,000	90,827
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.70%, 2/16/32 (Mexico)	642,000	547,769
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.49%, 1/23/27 (Mexico)	260,000	251,123
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29	110,000	104,384
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28	105,000	104,818
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29	110,000	107,807
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	1,120,000	1,110,375
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 4.875%, 2/1/31	2,247,000	2,179,648
Venture Global LNG, Inc. 144A sr. notes 8.375%, 6/1/31	230,000	241,846

		24,924,377
Financials (13.1%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty jr. unsec. sub. bonds 6.95%, 3/10/55 (Ireland)	425,000	429,940
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.40%, 10/29/33 (Ireland)	345,000	298,042
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)	1,581,000	1,392,613
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 5.10%, 1/19/29 (Ireland)	1,240,000	1,248,327
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	1,117,000	1,102,287
Air Lease Corp. sr. unsec. sub. notes 5.85%, 12/15/27	1,600,000	1,642,366
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	848,000	783,153
Air Lease Corp. sr. unsec. unsub. notes 4.25%, 9/15/24	155,000	154,681
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	590,000	664,473
Ally Financial, Inc. sr. unsec. notes 4.75%, 6/9/27	386,000	380,957
American Express Co. sr. unsec. unsub. notes 5.098%, 2/16/28	530,000	532,881
Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42	848,000	706,242
Ares Capital Corp. sr. unsec. sub. notes 7.00%, 1/15/27	220,000	227,097
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	6,084,000	5,930,941
Athene Global Funding 144A notes 5.526%, 7/11/31	1,595,000	1,618,318
Athene Global Funding 144A notes 2.55%, 11/19/30	405,000	348,012
Athene Global Funding 144A notes 1.73%, 10/2/26	1,043,000	974,352
Athene Holding, Ltd. sr. unsec. bonds 5.875%, 1/15/34	1,444,000	1,473,209
Australia and New Zealand Banking Group, Ltd. 144A unsec. sub. FRB 2.57%, 11/25/35 (Australia)	1,145,000	966,150
Australia and New Zealand Banking Group, Ltd. 144A unsec. sub. notes 4.40%, 5/19/26 (Australia)	482,000	476,407
Aviation Capital Group, LLC 144A sr. unsec. 5.375%, 7/15/29	1,660,000	1,667,429
Banco Santander SA jr. unsec. sub. FRB 9.625%, 11/21/53 (Spain)	600,000	686,316
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)	5,000,000	4,982,269
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31	1,371,000	1,210,872
Bank of America Corp. sr. unsec. notes 6.204%, 11/10/28	423,000	440,528
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37	2,296,000	2,066,795
Bank of America Corp. unsec. sub. notes Ser. L, 4.183%, 11/25/27	6,582,000	6,440,214
Bank of America Corp. unsec. sub. notes Ser. MTN, 4.00%, 1/22/25	862,000	856,558
Bank of Montreal sr. unsec. unsub. notes Ser. MTN, 1.85%, 5/1/25 (Canada)	747,000	728,684
Bank of Nova Scotia (The) sr. unsec. notes 1.30%, 6/11/25 (Canada)	1,022,000	989,280
Bank of Nova Scotia (The) sr. unsec. unsub. notes 5.35%, 12/7/26 (Canada)	1,765,000	1,786,467
BNP Paribas SA 144A unsec. sub. notes 4.375%, 5/12/26 (France)	636,000	625,565
BPCE SA 144A unsec. sub. FRB 3.648%, 1/14/37 (France)	577,000	492,664
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	3,486,000	3,454,304
CaixaBank SA 144A sr. unsec. notes 5.673%, 3/15/30 (Spain)	1,010,000	1,029,766
Capital One Financial Corp. sr. unsec. unsub. FRN 7.624%, 10/30/31	1,174,000	1,313,552
Capital One Financial Corp. unsec. sub. FRB 2.359%, 7/29/32	664,000	528,465
Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25	885,000	872,546
Citigroup, Inc. jr. unsec. sub. bonds Ser. CC, 7.125%, 5/29/74	1,530,000	1,534,982
Citigroup, Inc. jr. unsec. sub. FRN 3.875%, perpetual maturity	1,319,000	1,253,368
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	399,000	355,557
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	5,951,000	5,876,757
CNA Financial Corp. sr. unsec. notes 5.125%, 2/15/34	1,069,000	1,063,183
CNO Financial Group, Inc. sr. unsec. bonds 6.45%, 6/15/34	2,097,000	2,148,178
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	364,000	362,852
Commonwealth Bank of Australia 144A unsec. sub. notes 5.837%, 3/13/34 (Australia)	855,000	879,331
Commonwealth Bank of Australia 144A unsec. sub. notes 4.50%, 12/9/25 (Australia)	401,000	396,951
Commonwealth Bank of Australia 144A unsec. sub. notes 2.688%, 3/11/31 (Australia)	500,000	425,603
Corebridge Financial, Inc. sr. unsec. notes 3.85%, 4/5/29	1,289,000	1,230,189
Corebridge Global Funding 144A notes 5.20%, 6/24/29	1,035,000	1,053,980
Danske Bank A/S 144A sr. unsec. FRN 3.244%, 12/20/25 (Denmark)	401,000	397,211
Deutsche Bank AG unsec. sub. FRB 4.875%, 12/1/32 (Germany)	470,000	450,585
Deutsche Bank AG unsec. sub. notes 4.50%, 4/1/25 (Germany)	2,776,000	2,753,630
Deutsche Bank AG/New York, NY sr. unsec. unsub. FRN 2.311%, 11/16/27 (Germany)	345,000	322,573
Deutsche Bank AG/New York, NY sr. unsec. unsub. FRN 2.129%, 11/24/26 (Germany)	904,000	866,152
EPR Properties company guaranty sr. unsec. unsub. notes 4.50%, 6/1/27(R)	435,000	424,048
EPR Properties sr. unsec. notes 3.60%, 11/15/31(R)	516,000	447,174
Extra Space Storage LP company guaranty sr. unsec. notes 5.90%, 1/15/31(R)	1,299,000	1,353,381
F&G Annuities & Life, Inc. company guaranty sr. unsec. notes 6.50%, 6/4/29	1,180,000	1,199,143
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	2,518,000	2,512,223
Fidelity National Financial, Inc. sr. unsec. bonds 3.20%, 9/17/51	689,000	436,497
Fifth Third Bancorp sr. unsec. sub. notes 2.375%, 1/28/25	624,000	614,313
Fifth Third Bancorp sr. unsec. unsub. FRN 6.339%, 7/27/29	625,000	651,542
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28	2,479,000	2,559,199
Ford Motor Co. sr. unsec. unsub. notes 5.80%, 3/5/27	970,000	979,415
Ford Motor Co. sr. unsec. unsub. notes 4.125%, 8/17/27	805,000	775,299
General Motors Financial Co., Inc. sr. unsec. notes 5.80%, 1/7/29	1,130,000	1,162,510
General Motors Financial Co., Inc. sr. unsec. sub. notes 2.75%, 6/20/25	893,000	872,476
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4.00%, 1/15/31(R)	389,000	356,911
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 6.75%, 12/1/33(R)	672,000	721,428
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26(R)	1,687,000	1,685,243
Goldman Sachs Group, Inc. (The) jr. unsec. sub. FRN 3.65%, 7/28/51	362,000	335,384
Goldman Sachs Group, Inc. (The) sr. unsec. notes 3.50%, 4/1/25	1,700,000	1,679,028
ING Groep NV sr. unsec. unsub. FRN 6.083%, 9/11/27 (Netherlands)	1,825,000	1,863,203
Intercontinental Exchange, Inc. company guaranty sr. unsec. unsub. notes 3.75%, 12/1/25	260,000	256,300
Intercontinental Exchange, Inc. sr. unsec. bonds 2.65%, 9/15/40	913,000	652,936
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	414,000	331,212
Intercontinental Exchange, Inc. sr. unsec. notes 4.35%, 6/15/29	663,000	652,957
Intesa Sanpaolo SpA 144A unsec. sub. bonds 4.198%, 6/1/32 (Italy)	1,520,000	1,316,967
Jefferies Financial Group, Inc. sr. unsec. notes 6.20%, 4/14/34	827,000	858,762
Jefferies Financial Group, Inc. sr. unsec. notes 6.05%, 3/12/25	1,341,000	1,340,947
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (CME Term SOFR 3 Month + 1.26%), 6.584%, 5/15/47	765,000	701,344
JPMorgan Chase & Co. sr. unsec. unsub. bonds 5.294%, 7/22/35	1,400,000	1,420,194
JPMorgan Chase & Co. sr. unsec. unsub. FRN 4.323%, 4/26/28	5,187,000	5,123,987
JPMorgan Chase & Co. sr. unsec. unsub. notes 6.07%, 10/22/27	2,775,000	2,847,538
JPMorgan Chase & Co. unsec. sub. FRB 5.717%, 9/14/33	669,000	693,182
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31	2,127,000	1,904,557
KKR Group Finance Co. VI, LLC 144A company guaranty sr. unsec. bonds 3.75%, 7/1/29	1,251,000	1,198,416
Lloyds Banking Group PLC unsec. sub. FRB 3.369%, 12/14/46 (United Kingdom)	1,772,000	1,268,520
LPL Holdings, Inc. company guaranty sr. unsec. notes 6.75%, 11/17/28	915,000	966,480
Metropolitan Life Global Funding I 144A sr. notes 2.95%, 4/9/30	1,442,000	1,311,794
Metropolitan Life Insurance Co. 144A unsec. sub. notes 7.80%, 11/1/25	1,881,000	1,938,569
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)	747,000	734,667
Morgan Stanley sr. unsec. notes 5.123%, 2/1/29	1,439,000	1,452,817
Morgan Stanley sr. unsec. sub. bonds 5.942%, 2/7/39	1,347,000	1,370,701
Morgan Stanley unsec. sub. notes Ser. GMTN, 4.35%, 9/8/26	6,019,000	5,947,482
Nasdaq, Inc. sr. unsec. sub. bonds 5.55%, 2/15/34	45,000	46,238
PNC Financial Services Group, Inc. (The) unsec. sub. FRB 4.626%, 6/6/33	3,163,000	3,021,682
Prologis LP sr. unsec. unsub. FRN 5.00%, 3/15/34(R)	1,021,000	1,023,675
Protective Life Global Funding 144A 5.467%, 12/8/28	1,035,000	1,062,654
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	932,000	926,763
Societe Generale SA 144A jr. unsec. sub. FRB 10.00%, 11/14/73 (France)	532,000	563,024
Societe Generale SA 144A unsec. sub. notes 4.25%, 4/14/25 (France)	403,000	397,774
Toronto-Dominion Bank (The) jr. sub. unsec. FRB 8.125%, 10/31/82 (Canada)	885,000	924,913
Toronto-Dominion Bank (The) sr. unsec. unsub. notes Ser. MTN, 1.15%, 6/12/25 (Canada)	947,000	916,154
Truist Bank unsec. sub. FRN Ser. BKNT, 2.636%, 9/17/29	410,000	404,529
Truist Financial Corp. sr. unsec. unsub. bonds Ser. MTN, 5.435%, 1/24/30	1,155,000	1,173,084
Truist Financial Corp. sr. unsec. unsub. FRB Ser. MTN, 5.711%, 1/24/35	923,000	944,074
UBS Group AG 144A sr. unsec. FRB 6.537%, 8/12/33 (Switzerland)	1,270,000	1,364,948
UBS Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)	5,163,000	5,027,010
UBS Group AG 144A sr. unsec. unsub. FRN 1.305%, 2/2/27 (Switzerland)	617,000	581,208
US Bancorp unsec. sub. FRB 2.491%, 11/3/36	760,000	612,983
VICI Properties LP sr. unsec. unsub. bonds 5.75%, 4/1/34	476,000	483,553
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28(R)	1,429,000	1,413,912
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 4.50%, 1/15/28	1,715,000	1,672,289
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.875%, 2/15/29	205,000	192,572
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27(R)	880,000	846,678
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%, perpetual maturity	537,000	515,440
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 5.574%, 7/25/29	2,948,000	3,019,390
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 3.584%, 5/22/28	2,689,000	2,594,294
Westpac Banking Corp. sr. unsec. unsub. notes 3.35%, 3/8/27 (Australia)	714,000	693,508
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)	486,000	445,912
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)	597,000	431,581

		159,112,392
Health care (2.3%)
AbbVie, Inc. sr. unsec. bonds 5.40%, 3/15/54	670,000	679,251
AbbVie, Inc. sr. unsec. bonds 5.05%, 3/15/34	269,000	274,077
AbbVie, Inc. sr. unsec. notes 4.95%, 3/15/31	939,000	957,786
AbbVie, Inc. sr. unsec. notes 4.80%, 3/15/29	1,030,000	1,043,721
AbbVie, Inc. sr. unsec. sub. notes 3.80%, 3/15/25	804,000	796,447
Amgen, Inc. sr. unsec. sub. notes 3.20%, 11/2/27	218,000	208,447
Amgen, Inc. sr. unsec. unsub. bonds 5.65%, 3/2/53	734,000	740,118
Amgen, Inc. sr. unsec. unsub. notes 5.25%, 3/2/30	1,457,000	1,496,297
Becton, Dickinson and Co. sr. unsec. notes 3.70%, 6/6/27	735,000	715,975
Bristol-Myers Squibb Co. sr. unsec. notes 5.20%, 2/22/34	770,000	788,935
Bristol-Myers Squibb Co. sr. unsec. notes 4.90%, 2/22/29	1,715,000	1,742,403
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31	120,000	109,147
DH Europe Finance II SARL company guaranty sr. unsec. notes 2.60%, 11/15/29 (Luxembourg)	1,054,000	960,313
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.65%, 8/28/28	100,000	101,948
Eli Lilly and Co. sr. unsec. unsub. bonds 4.875%, 2/27/53	245,000	234,486
GE Healthcare Holding, LLC company guaranty sr. unsec. notes 5.65%, 11/15/27	814,000	834,572
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	603,000	604,538
HCA, Inc. company guaranty sr. notes 4.50%, 2/15/27	306,000	302,607
HCA, Inc. company guaranty sr. unsec. bonds 6.00%, 4/1/54	994,000	1,002,270
HCA, Inc. company guaranty sr. unsec. bonds 5.60%, 4/1/34	757,000	769,881
HCA, Inc. company guaranty sr. unsec. sub. notes 3.625%, 3/15/32	358,000	322,449
Humana, Inc. sr. unsec. unsub. bonds 2.15%, 2/3/32	423,000	346,103
Humana, Inc. sr. unsec. unsub. notes 5.75%, 3/1/28	1,814,000	1,870,784
Icon Investments Six DAC company guaranty sr. notes 5.849%, 5/8/29 (Ireland)	406,000	420,015
Icon Investments Six DAC company guaranty sr. notes 5.809%, 5/8/27 (Ireland)	874,000	891,759
Medline Borrower LP 144A sr. notes 3.875%, 4/1/29	115,000	107,402
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 5.30%, 5/19/53 (Singapore)	912,000	901,293
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.75%, 5/19/33 (Singapore)	675,000	673,101
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/28 (Singapore)	1,612,000	1,608,434
Pharmacia, LLC company guaranty sr. unsec. notes 6.60%, 12/1/28	1,980,000	2,138,699
Royalty Pharma PLC sr. unsec. bonds 5.40%, 9/2/34	1,308,000	1,307,461
Royalty Pharma PLC company guaranty sr. unsec. notes 5.15%, 9/2/29	1,052,000	1,059,487
Tenet Healthcare Corp. company guaranty sr. notes 6.75%, 5/15/31	235,000	241,634
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 8.125%, 9/15/31 (Israel)	220,000	247,293
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 5.125%, 5/9/29 (Israel)	200,000	194,302
Wyeth, LLC company guaranty sr. unsec. bonds 5.95%, 4/1/37	241,000	260,472
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30	1,023,000	883,869

		27,837,776
Technology (2.8%)
Analog Devices, Inc. sr. unsec. notes 2.95%, 4/1/25	240,000	236,521
Analog Devices, Inc. sr. unsec. notes 5.05%, 4/1/34	1,096,000	1,119,900
Apple, Inc. sr. unsec. bonds 3.95%, 8/8/52	286,000	240,668
Atlassian Corp. sr. unsec. bonds 5.50%, 5/15/34	368,000	373,522
Atlassian Corp. sr. unsec. notes 5.25%, 5/15/29	554,000	561,997
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	2,844,000	2,788,525
Broadcom, Inc. company guaranty sr. unsec. sub. notes 5.00%, 4/15/30	1,131,000	1,153,305
Broadcom, Inc. sr. unsec. notes 5.05%, 7/12/29	490,000	496,181
Broadcom, Inc. 144A sr. unsec. bonds 4.926%, 5/15/37	2,270,000	2,191,801
Cisco Systems, Inc. sr. unsec. bonds 5.30%, 2/26/54	643,000	648,506
Cisco Systems, Inc. sr. unsec. notes 5.05%, 2/26/34	902,000	922,897
CrowdStrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29	120,000	107,783
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30	1,099,000	1,005,629
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29	209,000	194,622
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29	115,000	108,356
Marvell Technology, Inc. sr. unsec. notes 5.95%, 9/15/33	1,435,000	1,508,654
Marvell Technology, Inc. sr. unsec. notes 5.75%, 2/15/29	1,437,000	1,489,812
Meta Platforms, Inc. sr. unsec. bonds 5.75%, 5/15/63	2,080,000	2,185,991
Meta Platforms, Inc. sr. unsec. bonds 5.60%, 5/15/53	1,737,000	1,812,231
Meta Platforms, Inc. sr. unsec. notes 4.95%, 5/15/33	160,000	163,391
Meta Platforms, Inc. sr. unsec. unsub. bonds 4.45%, 8/15/52	1,385,000	1,216,050
Meta Platforms, Inc. sr. unsec. unsub. notes 3.50%, 8/15/27	1,417,000	1,380,559
Motorola Solutions, Inc. sr. unsec. unsub. bonds 5.40%, 4/15/34	542,000	551,889
MSCI, Inc. 144A company guaranty sr. unsec. notes 3.625%, 9/1/30	3,018,000	2,761,884
MSCI, Inc. 144A company guaranty sr. unsec. sub. notes 3.875%, 2/15/31	476,000	437,043
NCR Voyix Corp. 144A company guaranty sr. unsec. sub. notes 5.125%, 4/15/29	115,000	109,977
Oracle Corp. sr. unsec. bonds 3.95%, 3/25/51	342,000	259,978
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41	1,352,000	1,063,127
Oracle Corp. sr. unsec. notes 6.50%, 4/15/38	342,000	376,305
Oracle Corp. sr. unsec. notes 2.875%, 3/25/31	870,000	770,084
Oracle Corp. sr. unsec. notes 2.50%, 4/1/25	209,000	205,055
Oracle Corp. sr. unsec. notes 2.30%, 3/25/28	2,300,000	2,116,193
Oracle Corp. sr. unsec. notes 1.65%, 3/25/26	341,000	323,624
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47	50,000	39,062
salesforce.com, Inc. sr. unsec. bonds 3.05%, 7/15/61	1,008,000	644,541
salesforce.com, Inc. sr. unsec. bonds 2.90%, 7/15/51	924,000	613,909
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31	1,225,000	1,083,037
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	426,000	356,175
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29	120,000	108,945
VMware, Inc. sr. unsec. notes 1.40%, 8/15/26	472,000	440,302

		34,168,031
Transportation (0.6%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27	1,620,000	1,597,056
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 3.95%, 3/10/25	200,000	198,067
Ryder System, Inc. sr. unsec. unsub. notes 4.95%, 9/1/29	855,000	856,891
SMBC Aviation Capital Finance DAC 144A company guaranty sr. unsec. notes 5.70%, 7/25/33 (Ireland)	800,000	814,874
SMBC Aviation Capital Finance DAC 144A company guaranty sr. unsec. notes 5.55%, 4/3/34 (Ireland)	615,000	619,764
SMBC Aviation Capital Finance DAC 144A company guaranty sr. unsec. notes 5.30%, 4/3/29 (Ireland)	1,402,000	1,419,568
Westinghouse Air Brake Technologies Corp. company guaranty sr. unsec. unsub. bonds 5.611%, 3/11/34	1,251,000	1,287,568

		6,793,788
Utilities and power (4.4%)
AES Corp. (The) sr. unsec. notes 1.375%, 1/15/26	238,000	225,502
AES Corp. (The) sr. unsec. unsub. notes 2.45%, 1/15/31	869,000	731,840
Alexander Funding Trust II 144A sr. notes 7.467%, 7/31/28	798,000	854,097
Ameren Corp. sr. unsec. unsub. notes 5.00%, 1/15/29	765,000	769,910
American Electric Power Co., Inc. sr. unsec. unsub. bonds 5.625%, 3/1/33	592,000	607,559
American Electric Power Co., Inc. sr. unsec. unsub. notes 1.00%, 11/1/25	521,000	495,265
American Transmission Systems, Inc. 144A sr. unsec. bonds 2.65%, 1/15/32	444,000	379,196
CenterPoint Energy Resources Corp. sr. unsec. notes 5.40%, 7/1/34	915,000	925,287
Constellation Energy Generation, LLC sr. unsec. bonds 6.50%, 10/1/53	811,000	893,621
Constellation Energy Generation, LLC sr. unsec. bonds 6.125%, 1/15/34	332,000	354,471
Constellation Energy Generation, LLC sr. unsec. bonds 5.75%, 3/15/54	501,000	499,573
Constellation Energy Generation, LLC sr. unsec. notes 5.60%, 3/1/28	1,405,000	1,443,714
DTE Energy Co. sr. unsec. unsub. notes 4.95%, 7/1/27	620,000	622,428
Duke Energy Corp. sr. unsec. notes 5.80%, 6/15/54	1,419,000	1,421,038
Duke Energy Corp. sr. unsec. notes 5.45%, 6/15/34	1,986,000	2,016,732
Duke Energy Corp. sr. unsec. notes 4.85%, 1/5/29	95,000	95,401
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	810,000	777,852
Electricite De France SA 144A jr. unsec. sub. FRB 9.125%, perpetual maturity (France)	210,000	233,191
Electricite De France SA 144A sr. unsec. unsub. bonds 4.75%, 10/13/35 (France)	1,152,000	1,094,688
Enbridge, Inc. company guaranty sr. unsec. notes 1.60%, 10/4/26 (Canada)	462,000	431,373
Enel Finance International NV 144A company guaranty sr. unsec. notes 7.50%, 10/14/32 (Netherlands)	1,455,000	1,653,742
Enel Finance International NV 144A company guaranty sr. unsec. notes 2.50%, 7/12/31 (Netherlands)	785,000	661,591
Energy Transfer LP company guaranty sr. unsec. notes 2.90%, 5/15/25	372,000	364,735
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	1,817,000	1,788,221
Energy Transfer LP sr. unsec. notes 5.25%, 7/1/29	1,530,000	1,547,558
Energy Transfer LP sr. unsec. unsub. notes 5.75%, 2/15/33	402,000	412,193
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28	1,134,000	1,154,001
Eversource Energy sr. unsec. unsub. notes 5.125%, 5/15/33	1,461,000	1,441,759
Exelon Corp. sr. unsec. unsub. bonds 5.45%, 3/15/34	733,000	748,095
Exelon Corp. sr. unsec. unsub. notes 5.15%, 3/15/29	1,400,000	1,423,429
Georgia Power Co. sr. unsec. unsub. bonds 5.25%, 3/15/34	307,000	313,733
Georgia Power Co. sr. unsec. unsub. notes 4.95%, 5/17/33	897,000	897,539
Georgia Power Co. sr. unsec. unsub. notes 4.70%, 5/15/32	415,000	411,042
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30	1,552,000	1,473,652
Kinder Morgan, Inc. company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32	2,204,000	2,545,596
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 2/1/29	130,000	131,024
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.051%, 3/1/25	1,184,000	1,189,051
NiSource, Inc. sr. unsec. notes 5.20%, 7/1/29	1,830,000	1,858,791
NRG Energy, Inc. 144A sr. notes 2.00%, 12/2/25	980,000	936,862
Oncor Electric Delivery Co., LLC sr. FRB 4.95%, 9/15/52	1,760,000	1,635,941
Pacific Gas and Electric Co. sr. bonds 6.95%, 3/15/34	561,000	619,212
Pacific Gas and Electric Co. sr. bonds 5.90%, 6/15/32	1,197,000	1,230,107
Pacific Gas and Electric Co. sr. bonds 4.95%, 7/1/50	564,000	481,227
Pacific Gas and Electric Co. sr. notes 6.10%, 1/15/29	1,882,000	1,957,611
PG&E Corp. sr. sub. notes 5.25%, 7/1/30	115,000	111,222
Puget Sound Energy, Inc. sr. bonds 5.448%, 6/1/53	732,000	723,656
Sempra sr. unsec. unsub. notes 3.25%, 6/15/27	1,350,000	1,292,982
Sempra Energy sr. unsec. unsub. bonds 5.50%, 8/1/33	1,020,000	1,044,519
Southern Co. (The) sr. unsec. bonds 5.70%, 3/15/34	664,000	691,852
Southern Co. (The) sr. unsec. notes 5.50%, 3/15/29	789,000	814,335
Southern Co. (The) sr. unsec. unsub. notes 3.25%, 7/1/26	1,321,000	1,285,091
Vistra Operations Co., LLC 144A company guaranty sr. notes 6.00%, 4/15/34	897,000	918,626
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	997,000	958,372
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.70%, 1/30/27	1,020,000	985,612
Vistra Operations Co., LLC 144A company guaranty sr. unsec. unsub. notes 4.375%, 5/1/29	115,000	108,599
Vistra Operations Co., LLC 144A sr. bonds 6.95%, 10/15/33	1,169,000	1,270,688
Xcel Energy, Inc. sr. unsec. bonds 5.45%, 8/15/33	910,000	922,772

		52,877,776

Total corporate bonds and notes (cost $435,668,582)		$431,147,714

MORTGAGE-BACKED SECURITIES (21.1%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (6.0%)
Federal Home Loan Mortgage Corporation
Strips FRB Ser. 406, Class F30, (US 30 Day Average SOFR + 1.15%), 6.497%, 10/25/53	$2,382,937	$2,407,473
REMICs Ser. 4132, Class IP, IO, 4.50%, 11/15/42	639,197	54,183
REMICs Ser. 4018, Class DI, IO, 4.50%, 7/15/41	182,811	5,603
REMICs Ser. 23-5349, Class IB, IO, 4.00%, 12/15/46	3,586,550	763,094
REMICs IFB Ser. 3408, Class EK, ((-4.024 x US 30 Day Average SOFR) + 25.33%), 3.855%, 4/15/37	208,448	230,880
REMICs IFB Ser. 3065, Class DC, ((-3 x US 30 Day Average SOFR) + 19.52%), 3.504%, 3/15/35	145,884	152,951
REMICs Ser. 5050, Class IM, IO, 3.50%, 10/25/50	2,560,416	504,011
REMICs IFB Ser. 4839, Class WS, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 0.648%, 8/15/56	13,797,528	1,918,423
REMICs Ser. 3369, Class BO, PO, zero %, 9/15/37	2,884	2,386
REMICs Ser. 3391, PO, zero %, 4/15/37	34,255	29,183
REMICs FRB Ser. 3117, Class AF, zero %, 2/15/36	7,562	6,450
Federal National Mortgage Association
REMICs Ser. 15-33, Class AI, IO, 5.00%, 6/25/45	7,985,471	1,112,624
Interest Strip Ser. 409, Class C24, IO, 4.50%, 4/25/42	3,524,417	731,141
REMICs Ser. 18-3, Class AI, IO, 4.50%, 12/25/47	7,300,512	1,411,273
REMICs Ser. 17-72, Class ID, IO, 4.50%, 9/25/47	12,107,118	2,352,381
REMICs Ser. 23-49, Class IB, IO, 3.50%, 3/25/47	3,629,627	577,902
REMICs Ser. 12-128, Class QI, IO, 3.50%, 6/25/42	1,629,191	74,350
REMICs Ser. 23-49, Class IA, IO, 3.00%, 8/25/46	4,682,120	598,323
REMICs Ser. 21-12, Class NI, IO, 2.50%, 3/25/51	24,844,684	4,148,894
REMICs IFB Ser. 18-44, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 6.09%), 0.738%, 6/25/48	15,579,405	1,835,476
REMICs Ser. 03-34, PO, zero %, 4/25/43	57,258	51,444
REMICs Ser. 07-14, Class KO, PO, zero %, 3/25/37	33,089	27,237
REMICs Ser. 06-84, Class OT, PO, zero %, 9/25/36	3,359	2,746
Government National Mortgage Association
FRB Ser. 23-152, Class FB, IO, 6.494%, 4/20/51(WAC)	3,002,364	3,025,784
Ser. 09-79, Class IC, IO, 6.00%, 8/20/39	2,796,187	309,389
Ser. 14-180, IO, 5.00%, 12/20/44	6,346,356	1,234,712
Ser. 14-76, IO, 5.00%, 5/20/44	1,662,988	358,066
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	2,703,569	577,042
Ser. 19-83, IO, 4.50%, 6/20/49	8,138,428	1,705,559
Ser. 15-13, Class BI, IO, 4.50%, 1/20/45	9,247,764	1,709,418
Ser. 14-71, Class BI, IO, 4.50%, 5/20/29	199,628	2,463
Ser. 20-46, Class MI, IO, 4.00%, 4/20/50	15,547,848	3,177,838
Ser. 15-149, Class KI, IO, 4.00%, 10/20/45	4,520,202	887,160
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	5,998,412	1,103,358
Ser. 14-2, Class IL, IO, 4.00%, 1/16/44	1,710,174	289,803
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	1,630,417	279,217
Ser. 12-38, Class MI, IO, 4.00%, 3/20/42	12,050,063	2,079,353
Ser. 21-91, Class AI, IO, 3.50%, 5/20/51	16,639,651	3,074,770
Ser. 12-136, IO, 3.50%, 11/20/42	5,398,268	746,101
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42	6,827,865	1,080,184
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41	739,827	23,513
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	1,470,749	93,520
Ser. 14-100, Class JI, IO, 3.50%, 7/16/29	1,913,029	87,136
Ser. 14-30, Class KI, IO, 3.00%, 2/16/29	651,651	19,280
Ser. 14-5, Class LI, IO, 3.00%, 1/16/29	647,780	18,440
Ser. 13-164, Class CI, IO, 3.00%, 11/16/28	1,317,117	38,248
IFB Ser. 23-140, Class JS, IO, ((-2.488 x US 30 Day Average SOFR) + 16.05%), 2.752%, 9/20/53	1,334,786	1,308,422
Ser. 20-151, Class MI, IO, 2.50%, 10/20/50	26,913,747	3,784,358
Ser. 16-H11, Class HI, IO, 2.051%, 1/20/66(WAC)	10,626,994	248,682
IFB Ser. 23-66, Class PS, IO, ((-2.5 x US 30 Day Average SOFR) + 15.38%), 2.015%, 5/20/53	3,218,226	3,308,108
Ser. 17-H23, Class BI, IO, 1.872%, 11/20/67(WAC)	10,535,576	405,219
Ser. 15-H12, Class AI, IO, 1.838%, 5/20/65(WAC)	11,652,589	261,519
Ser. 15-H12, Class GI, IO, 1.836%, 5/20/65(WAC)	15,273,162	538,379
Ser. 15-H20, Class AI, IO, 1.825%, 8/20/65(WAC)	12,528,190	329,516
Ser. 15-H10, Class CI, IO, 1.806%, 4/20/65(WAC)	13,566,895	378,828
Ser. 15-H12, Class EI, IO, 1.682%, 4/20/65(WAC)	13,643,115	327,094
Ser. 17-H12, Class QI, IO, 1.608%, 5/20/67(WAC)	9,473,892	365,597
Ser. 15-H25, Class AI, IO, 1.60%, 9/20/65(WAC)	11,034,275	215,378
Ser. 15-H01, Class CI, IO, 1.577%, 12/20/64(WAC)	3,257,667	78,859
Ser. 14-H11, Class GI, IO, 1.497%, 6/20/64(WAC)	23,192,432	621,372
Ser. 10-H19, Class GI, IO, 1.446%, 8/20/60(WAC)	6,480,537	211,972
FRB Ser. 15-H16, Class XI, IO, 1.431%, 7/20/65(WAC)	9,346,289	521,925
Ser. 17-H08, Class NI, IO, 1.362%, 3/20/67(WAC)	6,558,971	232,286
Ser. 18-H02, Class EI, IO, 1.277%, 1/20/68(WAC)	8,575,643	448,086
Ser. 18-H05, Class AI, IO, 1.239%, 2/20/68(WAC)	11,347,621	553,321
Ser. 17-H18, Class CI, IO, 1.20%, 9/20/67(WAC)	7,182,845	565,024
Ser. 17-H10, Class MI, IO, 1.094%, 4/20/67(WAC)	8,785,282	261,960
Ser. 19-H02, Class DI, IO, 1.086%, 11/20/68(WAC)	11,558,643	583,295
Ser. 20-H02, Class GI, IO, 1.052%, 1/20/70(WAC)	17,923,279	902,061
Ser. 19-H14, Class IB, IO, 1.006%, 8/20/69(WAC)	13,901,119	647,472
Ser. 16-H23, Class NI, IO, 0.901%, 10/20/66(WAC)	17,837,053	772,487
IFB Ser. 20-142, Class SB, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.84%, 9/20/50	26,080,505	3,576,433
IFB Ser. 20-112, Class MS, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.84%, 8/20/50	4,671,563	651,306
Ser. 16-H24, Class JI, IO, 0.832%, 11/20/66(WAC)	7,756,384	416,890
IFB Ser. 14-131, Class BS, IO, ((-1 x CME Term SOFR 1 Month) + 6.09%), 0.758%, 9/16/44	8,539,835	1,129,266
IFB Ser. 19-123, Class SL, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 0.69%, 10/20/49	12,907,754	1,394,520
IFB Ser. 19-65, Class BS, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.64%, 5/20/49	6,329,175	606,707
Ser. 18-H17, Class GI, IO, 0.614%, 10/20/68(WAC)	14,405,191	572,635
IFB Ser. 19-119, Class KS, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 0.608%, 9/16/49	18,191,250	2,412,503
IFB Ser. 23-19, Class S, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 0.59%, 11/20/49	18,148,357	1,981,532
IFB Ser. 19-125, Class SG, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 0.59%, 10/20/49	3,712,030	476,621
IFB Ser. 19-121, Class SD, IO, ((-1 x CME Term SOFR 1 Month) + 5.89%), 0.54%, 10/20/49	2,615,349	284,957
Ser. 15-H26, Class DI, IO, 0.452%, 10/20/65(WAC)	8,062,628	373,977
Ser. 15-H25, Class CI, IO, 0.432%, 10/20/65(WAC)	8,958,771	339,627
Ser. 15-H04, Class AI, IO, 0.241%, 12/20/64(WAC)	13,177,434	426,962
IFB Ser. 11-70, Class YI, IO, ((-1 x CME Term SOFR 1 Month) + 4.89%), zero %, 12/20/40	3,199,613	20,404

		73,454,342
Commercial mortgage-backed securities (7.8%)
ACRES Commercial Realty, Ltd. 144A FRB Ser. 21-FL1, Class A, (CME Term SOFR 1 Month + 1.31%), 6.649%, 6/15/36	1,007,485	1,000,242
AREIT CRE Trust 144A FRB Ser. 22-CRE6, Class A, 6.592%, 1/20/37 (Cayman Islands)	769,339	763,213
Banc of America Commercial Mortgage Trust
FRB Ser. 16-UB10, Class C, 4.824%, 7/15/49(WAC)	167,000	159,085
FRB Ser. 15-UBS7, Class B, 4.336%, 9/15/48(WAC)	4,306,000	4,044,364
BANK
FRB Ser. 20-BN26, Class XA, IO, 1.204%, 3/15/63(WAC)	39,356,612	1,961,852
FRB Ser. 18-BN13, Class XA, IO, 0.446%, 8/15/61(WAC)	169,688,981	2,591,405
Barclays Commercial Mortgage Trust 144A
FRB Ser. 19-C5, Class F, 2.597%, 11/15/52(WAC)	4,179,000	2,568,797
Ser. 19-C5, Class D, 2.50%, 11/15/52	528,000	403,973
Bayview Opportunity Master Fund VII Trust 144A Ser. 23-1A, Class A, 6.93%, 10/28/60	1,130,355	1,165,520
BDS, Ltd. 144A
FRB Ser. 21-FL10, Class A, (CME Term SOFR 1 Month + 1.46%), 6.798%, 12/16/36 (Cayman Islands)	1,273,689	1,266,562
FRB Ser. 21-FL9, Class A, (CME Term SOFR 1 Month + 1.18%), 6.518%, 11/16/38 (Cayman Islands)	279,002	278,058
FRB Ser. 21-FL8, Class A, 6.368%, 1/18/36 (Cayman Islands)	329,857	328,388
CD Commercial Mortgage Trust FRB Ser. 17-CD6, Class C, 4.229%, 11/13/50(WAC)	624,000	534,283
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.249%, 12/15/47(WAC)	333,800	310,030
FRB Ser. 11-C2, Class E, 5.249%, 12/15/47(WAC)	175,000	152,103
Citigroup Commercial Mortgage Trust FRB Ser. 16-P6, Class B, 4.157%, 12/10/49(WAC)	1,631,000	1,429,125
COMM Mortgage Trust
Ser. 12-LC4, Class B, 4.934%, 12/10/44(WAC)	1,364,468	1,272,884
FRB Ser. 14-CR17, Class C, 4.663%, 5/10/47(WAC)	634,000	570,760
Ser. 14-LC17, Class B, 4.49%, 10/10/47(WAC)	2,451,000	2,431,767
FRB Ser. 14-UBS6, Class C, 4.433%, 12/10/47(WAC)	591,000	534,234
FRB Ser. 14-UBS4, Class XA, IO, 0.938%, 8/10/47(WAC)	5,811,272	58
FRB Ser. 15-CR23, Class XA, IO, 0.819%, 5/10/48(WAC)	26,187,904	98,652
FRB Ser. 19-GC44, Class XA, IO, 0.626%, 8/15/57(WAC)	88,748,171	1,914,715
FRB Ser. 14-LC17, Class XA, IO, 0.59%, 10/10/47(WAC)	10,353,402	104
COMM Mortgage Trust 144A
FRB Ser. 12-CR1, Class D, 5.137%, 5/15/45(WAC)	1,168,244	936,844
FRB Ser. 14-CR17, Class D, 4.727%, 5/10/47(WAC)	233,000	182,090
FRB Ser. 14-CR19, Class D, 4.598%, 8/10/47(WAC)	1,540,000	1,408,578
Ser. 12-LC4, Class E, 4.25%, 12/10/44	1,918,000	210,929
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C2, Class AX, IO, zero %, 1/15/49(WAC)	5,861,312	455
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C1, Class C, 4.239%, 4/15/50(WAC)	1,307,000	1,188,592
FRB Ser. 19-C17, Class XA, IO, 1.32%, 9/15/52(WAC)	55,799,408	2,881,816
CSMC Trust FRB Ser. 16-NXSR, Class XA, IO, 0.674%, 12/15/49(WAC)	96,616,831	1,078,389
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.355%, 8/10/44(WAC)	3,030,091	2,743,996
Federal Home Loan Mortgage Corporation 144A Multifamily Structured Credit Risk FRB Ser. 21-MN3, Class M2, 9.347%, 11/25/51	478,000	485,412
FREMF Mortgage Trust 144A FRB Ser. 18-KF43, Class B, (US 30 Day Average SOFR + 2.15%), 7.601%, 1/25/28	2,579,818	2,476,144
GS Mortgage Securities Corp., II 144A Ser. 13-GC10, Class C, 4.285%, 2/10/46(WAC)	8,306,299	7,840,984
GS Mortgage Securities Trust
FRB Ser. 14-GC26, Class XA, IO, 0.877%, 11/10/47(WAC)	25,891,854	259
FRB Ser. 14-GC22, Class XA, IO, 0.628%, 6/10/47(WAC)	14,522,489	145
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C12, Class C, 3.939%, 7/15/45(WAC)	165,237	152,391
FRB Ser. 14-C25, Class XA, IO, 0.776%, 11/15/47(WAC)	17,918,558	179
FRB Ser. 14-C22, Class XA, IO, 0.665%, 9/15/47(WAC)	4,471,171	45
JPMBB Commercial Mortgage Securities Trust 144A FRB Ser. C14, Class D, 4.038%, 8/15/46(WAC)	1,372,000	1,003,788
JPMDB Commercial Mortgage Securities Trust
FRB Ser. 18-C8, Class C, 4.757%, 6/15/51(WAC)	387,000	333,642
FRB Ser. 19-COR6, Class XA, IO, 0.918%, 11/13/52(WAC)	68,187,815	2,371,668
JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 13-LC11, Class XA, IO, 0.942%, 4/15/46(WAC)	1,579,619	16
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 12-C6, Class E, 4.964%, 5/15/45(WAC)	614,000	568,639
FRB Ser. 12-LC9, Class D, 3.567%, 12/15/47(WAC)	621,000	541,502
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46 (In default)(NON)(WAC)	2,038,000	416,853
MF1 Multifamily Housing Mortgage Loan Trust 144A FRB Ser. 21-FL5, Class A, 6.299%, 7/15/36	169,249	168,508
MF1 Multifamily Housing Mortgage, Ltd. 144A FRB Ser. 21-FL6, Class A, (CME Term SOFR 1 Month + 1.21%), 6.548%, 7/16/36 (Cayman Islands)	604,333	599,035
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 15-C27, Class C, 4.486%, 12/15/47(WAC)	4,917,000	4,660,912
FRB Ser. 14-C16, Class B, 4.306%, 6/15/47(WAC)	121,275	116,175
FRB Ser. 15-C26, Class XA, IO, 0.959%, 10/15/48(WAC)	30,837,710	133,463
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 12-C5, Class E, 4.638%, 8/15/45(WAC)	540,000	495,563
FRB Ser. 13-C10, Class F, 3.983%, 7/15/46(WAC)	2,331,000	157,421
Morgan Stanley Capital I Trust
FRB Ser. 18-L1, Class C, 4.781%, 10/15/51(WAC)	341,000	316,437
Ser. 15-UBS8, Class B, 4.315%, 12/15/48(WAC)	319,000	296,302
Ser. 15-UBS8, Class A4, 3.809%, 12/15/48	403,000	392,478
FRB Ser. 16-BNK2, Class XA, IO, 0.951%, 11/15/49(WAC)	22,124,622	350,759
FRB Ser. 18-H4, Class XA, IO, 0.805%, 12/15/51(WAC)	52,982,839	1,540,280
FRB Ser. 18-H3, Class XA, IO, 0.80%, 7/15/51(WAC)	49,948,766	1,209,904
FRB Ser. 16-UB12, Class XA, IO, 0.646%, 12/15/49(WAC)	63,761,782	740,459
Morgan Stanley Capital I Trust 144A FRB Ser. 12-C4, Class E, 5.164%, 3/15/45(WAC)	1,406,000	778,783
Multifamily Connecticut Avenue Securities Trust 144A
FRB Ser. 20-01, Class M10, 9.212%, 3/25/50	3,280,543	3,308,838
FRB Ser. 19-01, Class M10, 8.712%, 10/25/49	2,808,181	2,819,522
PFP, Ltd. 144A FRB Ser. 21-8, Class A, 6.442%, 8/9/37 (Cayman Islands)	845	835
Ready Capital Mortgage Financing, LLC 144A
FRB Ser. 22-FL8, Class AS, 7.448%, 1/25/37	313,000	310,865
FRB Ser. 21-FL7, Class AS, 6.964%, 11/25/36	3,900,000	3,879,536
FRB Ser. 21-FL7, Class A, 6.664%, 11/25/36	560,734	556,354
Shelter Growth CRE Issuer, Ltd. 144A FRB Ser. 23-FL5, Class A, 8.095%, 5/19/38 (Bermuda)	834,000	836,536
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	1,661,295	17
UBS Commercial Mortgage Trust
FRB Ser. 17-C7, Class XA, IO, 0.98%, 12/15/50(WAC)	57,280,239	1,535,305
FRB Ser. 18-C12, Class XA, IO, 0.853%, 8/15/51(WAC)	105,165,374	2,962,025
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, 0.293%, 11/15/48(WAC)	91,028	274
Wells Fargo Commercial Mortgage Trust
FRB Ser. 18-C46, Class C, 4.966%, 8/15/51(WAC)	412,000	361,953
Ser. 15-LC20, Class C, 4.056%, 4/15/50(WAC)	1,287,000	1,213,750
Ser. 15-C31, Class AS, 4.049%, 11/15/48	712,000	691,875
FRB Ser. 20-C57, Class C, 4.023%, 8/15/53(WAC)	1,121,000	1,020,767
FRB Ser. 19-C50, Class XA, IO, 1.404%, 5/15/52(WAC)	43,260,613	2,083,617
FRB Ser. 20-C55, Class XA, IO, 1.288%, 2/15/53(WAC)	64,337,353	3,399,219
FRB Ser. 17-C41, Class XA, IO, 1.152%, 11/15/50(WAC)	77,535,079	2,338,675
WF-RBS Commercial Mortgage Trust
Ser. 14-C21, Class C, 4.234%, 8/15/47(WAC)	1,285,000	1,186,876
Ser. 13-C11, Class B, 3.714%, 3/15/45(WAC)	1,141,800	1,092,737
FRB Ser. 14-C22, Class XA, IO, 0.637%, 9/15/57(WAC)	15,389,337	297
FRB Ser. 14-C23, Class XA, IO, 0.479%, 10/15/57(WAC)	37,435,964	374
FRB Ser. 13-C14, Class XA, IO, 0.348%, 6/15/46(WAC)	1,973,976	20
WF-RBS Commercial Mortgage Trust 144A FRB Ser. 11-C4, Class C, 4.978%, 6/15/44(WAC)	1,234,839	1,157,863

		95,318,139
Residential mortgage-backed securities (non-agency) (7.3%)
Angel Oak Mortgage Trust 144A Ser. 23-3, Class A1, 4.80%, 9/26/67	1,285,979	1,280,333
Arroyo Mortgage Trust 144A
Ser. 19-3, Class M1, 4.204%, 10/25/48(WAC)	3,050,000	2,758,340
Ser. 20-1, Class A3, 3.328%, 3/25/55	150,000	126,776
BRAVO Residential Funding Trust 144A
FRB Ser. 21-HE2, Class B1, (US 30 Day Average SOFR + 2.40%), 7.64%, 11/25/69	3,000,000	3,013,447
Ser. 20-RPL1, Class M1, 3.25%, 5/26/59(WAC)	5,430,000	5,058,641
Bunker Hill Loan Depositary Trust 144A FRB Ser. 20-1, Class A3, 3.253%, 2/25/55(WAC)	2,100,000	1,904,633
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 04-3A, Class A2, (CME Term SOFR 1 Month + 0.41%), 5.764%, 8/25/35	461,027	435,967
Citigroup Mortgage Loan Trust, Inc. 144A Ser. 22-A, Class A1, 6.17%, perpetual maturity	470,997	472,633
COLT Funding, LLC 144A Ser. 21-1, Class B1, 3.144%, 6/25/66(WAC)	2,996,000	2,175,864
COLT Mortgage Loan Trust 144A
Ser. 23-3, Class A1, 7.18%, 9/25/68	1,226,001	1,248,330
Ser. 20-2, Class A2, 3.094%, 3/25/65(WAC)	131,957	128,419
Credit Suisse Mortgage Trust 144A FRB Ser. 20-RPL3, Class A1, 4.079%, 3/25/60(WAC)	61,056	60,837
Cross Mortgage Trust 144A Ser. 24-H4, Class A1, stepped-coupon 6.147% (7.147%, 6/1/28), 7/25/69(STP)	1,595,196	1,609,616
Deephaven Residential Mortgage Trust Ser. 22-3, Class A3, 5.30%, 7/25/67(WAC)	2,671,128	2,645,515
Ellington Financial Mortgage Trust 144A FRB Ser. 20-1, Class A2, 3.149%, 5/25/65(WAC)	131,000	125,274
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (US 30 Day Average SOFR + 5.11%), 10.462%, 12/25/28	83,462	87,886
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M3, (US 30 Day Average SOFR + 4.81%), 10.162%, 4/25/28	63,623	65,794
Seasoned Credit Risk Transfer Trust Ser. 19-3, Class M, 4.75%, 10/25/58(WAC)	4,460,628	4,296,952
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA1, Class M2, (US 30 Day Average SOFR + 5.25%), 10.597%, 3/25/42	6,323,000	6,881,468
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class B1, (US 30 Day Average SOFR + 4.80%), 10.147%, 10/25/50	2,275,000	2,623,599
Structured Agency Credit Risk Debt FRN Ser. 22-HQA2, Class M1B, (US 30 Day Average SOFR + 4.00%), 9.347%, 7/25/42	1,000,000	1,068,988
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA6, Class M1B, (US 30 Day Average SOFR + 3.70%), 9.047%, 9/25/42	27,000	28,781
Structured Agency Credit Risk Debt FRN Ser. 22-DNA5, Class M1A, (US 30 Day Average SOFR + 2.95%), 8.297%, 6/25/42	38,080	39,201
Structured Agency Credit Risk Debt FRN Ser. 22-HQA2, Class M1A, (US 30 Day Average SOFR + 2.65%), 7.997%, 7/25/42	183,523	188,651
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-HQA4, Class M2, (US 30 Day Average SOFR + 2.35%), 7.697%, 12/25/41	3,732,140	3,781,979
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA3, Class M1A, (US 30 Day Average SOFR + 2.30%), 7.647%, 8/25/42	937,156	959,300
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA4, Class M1A, (US 30 Day Average SOFR + 2.20%), 7.547%, 5/25/42	30,327	30,821
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA6, Class M1A, (US 30 Day Average SOFR + 2.15%), 7.497%, 9/25/42	254,820	257,913
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA3, Class M2, (US 30 Day Average SOFR + 2.10%), 7.447%, 10/25/33	32,000	32,620
Structured Agency Credit Risk Debt FRN Ser. 23-HQA2, Class M1A, (US 30 Day Average SOFR + 2.00%), 7.347%, 6/25/43	72,047	72,626
Structured Agency Credit Risk Trust REMICs FRB Ser. 23-HQA3, Class A1, (US 30 Day Average SOFR + 1.85%), 7.197%, 11/25/43	100,586	102,024
Structured Agency Credit Risk Debt FRN Ser. 21-DNA7, Class M2, (US 30 Day Average SOFR + 1.80%), 7.147%, 11/25/41	149,000	150,520
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA5, Class M2, (US 30 Day Average SOFR + 1.65%), 6.997%, 1/25/34	11,878	11,964
Structured Agency Credit Risk Trust REMICs FRB Ser. 24-DNA1, Class A1, (US 30 Day Average SOFR + 1.35%), 6.697%, 2/25/44	119,728	120,235
Structured Agency Credit Risk Trust REMICs FRB Ser. 24-DNA2, Class A1, (US 30 Day Average SOFR + 1.25%), 6.597%, 5/25/44	126,408	126,710
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1A, (US 30 Day Average SOFR + 1.00%), 6.347%, 1/25/42	1,996,866	1,999,023
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-HQA3, Class M1, (US 30 Day Average SOFR + 0.85%), 6.197%, 9/25/41	26,800	26,729
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	539,000	515,177
Seasoned Credit Risk Transfer Trust Ser. 19-4, Class M, 4.50%, 2/25/59(WAC)	2,024,000	1,867,780
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (US 30 Day Average SOFR + 6.86%), 12.212%, 8/25/28	16,939	17,855
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1M2B, (US 30 Day Average SOFR + 2.76%), 8.112%, 2/25/30	29,104	29,357
Connecticut Avenue Securities Trust FRB Ser. 18-C05, Class 1M2, (US 30 Day Average SOFR + 2.46%), 7.812%, 1/25/31	978,085	1,000,982
Connecticut Avenue Securities FRB Ser. 18-C02, Class 2M2, (US 30 Day Average SOFR + 2.31%), 7.662%, 8/25/30	8,326	8,485
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1M2, (US 30 Day Average SOFR + 3.10%), 8.447%, 3/25/42	15,000	15,609
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 8.347%, 1/25/42	1,549,000	1,596,109
Connecticut Avenue Securities Trust FRB Ser. 22-R07, Class 1M1, (US 30 Day Average SOFR + 2.95%), 8.298%, 6/25/42	790,027	816,719
Connecticut Avenue Securities Trust FRB Ser. 22-R06, Class 1M1, (US 30 Day Average SOFR + 2.75%), 8.097%, 5/25/42	700,785	721,322
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (US 30 Day Average SOFR + 2.56%), 7.912%, 7/25/31	9,630	9,630
Connecticut Avenue Securities Trust FRB Ser. 22-R08, Class 1M1, (US 30 Day Average SOFR + 2.55%), 7.897%, 7/25/42	427,182	440,905
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (US 30 Day Average SOFR + 2.26%), 7.612%, 11/25/39	344,862	350,904
Connecticut Avenue Securities Trust FRB Ser. 22-R03, Class 1M1, (US 30 Day Average SOFR + 2.10%), 7.447%, 3/25/42	182,757	185,800
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1M1, (US 30 Day Average SOFR + 2.00%), 7.347%, 3/25/42	148,885	151,290
Connecticut Avenue Securities Trust FRB Ser. 23-R07, Class 2M1, (US 30 Day Average SOFR + 1.95%), 7.298%, 9/25/43	42,018	42,355
Connecticut Avenue Securities Trust FRB Ser. 22-R05, Class 2M1, (US 30 Day Average SOFR + 1.90%), 7.247%, 4/25/42	1,087,176	1,097,609
Connecticut Avenue Securities Trust FRB Ser. 22-R01, Class 1M2, (US 30 Day Average SOFR + 1.90%), 7.247%, 12/25/41	215,000	218,021
Connecticut Avenue Securities Trust FRB Ser. 23-R06, Class 1M1, (US 30 Day Average SOFR + 1.70%), 7.047%, 7/25/43	758,833	764,225
Connecticut Avenue Securities Trust FRB Ser. 21-R03, Class 1M2, (US 30 Day Average SOFR + 1.65%), 6.997%, 12/25/41	53,000	53,510
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M1, (US 30 Day Average SOFR + 1.10%), 6.547%, 1/25/42	133,789	133,980
Connecticut Avenue Securities Trust FRB Ser. 24-R03, Class 2M1, (US 30 Day Average SOFR + 1.15%), 6.498%, 3/25/44	42,346	42,413
Connecticut Avenue Securities FRB Ser. 24-R02, Class 1M1, (US 30 Day Average SOFR + 1.10%), 6.447%, 2/25/44	9,661	9,669
Connecticut Avenue Securities Trust FRB Ser. 24-R04, Class 1M1, (US 30 Day Average SOFR + 1.10%), 6.447%, 5/25/44	75,639	75,756
Finance of America HECM Buyout 144A Ser. 22-HB2, Class A1A, 4.00%, 8/1/32(WAC)	2,589,565	2,573,032
GCAT Trust 144A Ser. 20-NQM2, Class A3, 3.935%, 4/25/65	1,509,618	1,447,692
GS Mortgage-Backed Securities Trust 144A
Ser. 24-RPL4, Class A1, stepped-coupon 3.90% (4.90%, 7/1/28), 9/25/61 (STP)	518,000	492,566
FRB Ser. 20-RPL1, Class M2, 3.82%, 7/25/59(WAC)	1,125,000	983,928
JPMorgan Mortgage Trust 144A FRB Ser. 24-VIS2, Class A1, 5.853%, 11/25/64(WAC)	530,000	533,928
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 4.818%, 8/26/47(WAC)	2,106,775	2,102,141
Morgan Stanley Residential Mortgage Loan Trust 144A FRB Ser. 24-3, Class AF, (US 30 Day Average SOFR + 1.35%), 6.701%, 7/25/54	332,000	332,620
NRZ Excess Spread-Collateralized Notes 144A Ser. 20-PLS1, Class A, 3.844%, 12/25/25	522,320	506,974
NYMT Loan Trust 144A Ser. 22-SP1, Class A1, 5.25%, 7/25/62	2,986,655	2,941,855
OBX Trust 144A Ser. 23-NQM7, Class A1, 6.844%, 4/25/63	1,594,655	1,627,694
PRKCM Trust 144A Ser. 23-AFC2, Class A1, 6.482%, 6/25/58	5,749,031	5,817,504
RMF Proprietary Issuance Trust 144A Ser. 22-3, Class A, 4.00%, 8/25/62(WAC)	1,903,000	1,764,704
Towd Point Mortgage Trust 144A
Ser. 19-2, Class A2, 3.75%, 12/25/58(WAC)	327,000	299,060
FRB Ser. 15-6, Class M1, 3.75%, 4/25/55(WAC)	451,432	446,561
Ser. 18-5, Class M1, 3.25%, 7/25/58(WAC)	209,000	176,025
Verus Securitization Trust 144A
FRB Ser. 24-1, Class A1, 5.712%, 1/25/69	2,254,710	2,256,654
Ser. 20-INV1, Class A3, 4.889%, 3/25/60(WAC)	1,990,000	1,984,390
Visio Trust 144A Ser. 22-1, Class A2, 5.85%, 8/25/57	1,517,456	1,511,304
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR13, Class A1B2, (CME Term SOFR 1 Month + 0.97%), 6.324%, 10/25/45	692,162	664,455
FRB Ser. 05-AR13, Class A1C4, (CME Term SOFR 1 Month + 0.97%), 6.324%, 10/25/45	2,335,969	2,221,745
FRB Ser. 05-AR17, Class A1B2, (CME Term SOFR 1 Month + 0.93%), 6.284%, 12/25/45	1,283,131	1,137,252
FRB Ser. 05-AR2, Class 2A1B, (CME Term SOFR 1 Month + 0.85%), 6.204%, 1/25/45	251,180	248,773

		88,234,728

Total mortgage-backed securities (cost $273,402,755)		$257,007,209

ASSET-BACKED SECURITIES (7.2%)(a)
	Principal amount	Value
American Express Credit Account Master Trust Ser. 22-3, Class A, 3.75%, 8/15/27	$5,554,000	$5,484,511
BA Credit Card Trust Ser. 24-A1, Class A, 4.93%, 5/15/29	5,680,000	5,755,378
Capital One Multi-Asset Execution Trust Ser. 22-A2, Class A, 3.49%, 5/15/27	5,944,000	5,865,348
Capital One Prime Auto Receivables Trust Ser. 22-1, Class A3, 3.17%, 4/15/27	4,660,190	4,588,999
CarMax Auto Owner Trust Ser. 24-2, Class A3, 5.50%, 1/16/29	1,592,000	1,617,451
Carvana Auto Receivables Trust 144A Ser. 23-P3, Class A3, 5.82%, 8/10/28	1,000,000	1,010,936
Chase Auto Owner Trust 144A Ser. 24-1A, Class A3, 5.13%, 5/25/29	4,211,000	4,248,935
Citizens Auto Receivables Trust 144A
FRB Ser. 24-2, Class A2B, (US 30 Day Average SOFR + 0.54%), 5.877%, 11/16/26	1,332,000	1,333,846
Ser. 23-2, Class A3, 5.83%, 2/15/28	500,000	506,031
Discover Card Execution Note Trust Ser. 22-A3, Class A3, 3.56%, 7/15/27	5,958,000	5,873,540
Ford Credit Auto Owner Trust
Ser. 24-B, Class A3, 5.10%, 4/15/29	3,861,000	3,907,135
Ser. 24-A, Class A3, 5.09%, 12/15/28	5,827,000	5,877,205
GM Financial Consumer Automobile Receivables Trust Ser. 24-2, Class A3, 5.10%, 3/16/29	2,147,000	2,166,502
Golden Credit Card Trust 144A Ser. 22-4A, Class A, 4.31%, 9/15/27	5,492,000	5,442,808
GreenState Auto Receivables Trust 144A Ser. 24-1A, Class A3, 5.19%, 1/16/29	2,000,000	2,009,994
Harley-Davidson Motorcycle Trust Ser. 24-A, Class A3, 5.37%, 3/15/29	1,500,000	1,519,417
Honda Auto Receivables Owner Trust Ser. 23-3, Class A3, 5.41%, 2/18/28	3,273,000	3,296,111
Hyundai Auto Receivables Trust
Ser. 24-A, Class A3, 4.99%, 2/15/29	2,750,000	2,766,476
Ser. 23-A, Class A3, 4.58%, 4/15/27	2,496,000	2,483,456
LAD Auto Receivables Trust 144A Ser. 23-3A, Class A3, 6.12%, 9/15/27	1,500,000	1,508,489
Mello Warehouse Securitization Trust 144A
FRB Ser. 21-3, Class F, (CME Term SOFR 1 Month + 5.26%), 10.614%, 10/22/24	560,000	559,899
FRB Ser. 21-3, Class E, (CME Term SOFR 1 Month + 3.36%), 8.714%, 10/22/24	5,905,000	5,914,602
FRB Ser. 21-3, Class D, (CME Term SOFR 1 Month + 2.11%), 7.464%, 10/22/24	5,238,000	5,239,034
Station Place Securitization Trust 144A FRB Ser. 24-2, Class A, (CME Term SOFR 1 Month + 0.90%), 6.222%, 6/22/25	3,840,000	3,833,245
Station Place Securitization Trust144A FRB Class A, (CME Term SOFR 1 Month + 0.90%), 6.25%, 8/4/25	3,400,000	3,397,808
Toyota Auto Receivables Owner Trust Ser. 23-C, Class A3, 5.16%, 4/17/28	920,000	923,187

Total asset-backed securities (cost $85,913,869)		$87,130,343

COLLATERALIZED LOAN OBLIGATIONS (6.5%)(a)
	Principal amount	Value
AB BSL CLO 3, Ltd. 144A FRB Ser. 21-3A, Class B, (CME Term SOFR 3 Month + 1.96%), 7.244%, 10/20/34 (Cayman Islands)	$1,600,000	$1,603,820
AGL Core CLO 31, Ltd. 144A FRB Ser. 24-31A, Class A, (CME Term SOFR 3 Month + 1.40%), 6.60%, 7/20/37 (Cayman Islands)	750,000	753,983
AIMCo CLO 11, Ltd. 144A FRB Ser. 21-11A, Class AR, (CME Term SOFR 3 Month + 1.39%), 6.677%, 10/17/34 (Cayman Islands)	1,850,000	1,853,673
AIMCo CLO 17, Ltd. 144A FRB Ser. 24-17A, Class A1R, (CME Term SOFR 3 Month + 1.35%), 6.654%, 7/20/37 (Jersey)	1,850,000	1,851,388
Ares LXIV CLO, Ltd. 144A FRB Ser. 22-64A, Class A1, (CME Term SOFR 3 Month + 1.44%), 6.741%, 4/15/35 (Cayman Islands)	3,890,000	3,895,490
Bain Capital Credit CLO, Ltd. 144A FRB Ser. 23-4A, Class A1R, (CME Term SOFR 3 Month + 1.75%), 7.032%, 10/20/36 (Cayman Islands)	800,000	806,662
Bain Capital Credit CLO, Ltd. 144A FRB Ser. 24-1A, Class A1, (CME Term SOFR 3 Month + 1.55%), 6.875%, 4/16/37 (Jersey)	551,000	552,957
Balboa Bay Loan Funding, Ltd. 144A FRB Ser. 21-1A, Class B, (CME Term SOFR 3 Month + 1.91%), 7.194%, 7/20/34	1,850,000	1,853,387
Birch Grove CLO 8, Ltd. 144A FRB Ser. 24-8A, Class A1, (CME Term SOFR 3 Month + 1.63%), 6.928%, 4/20/37 (Jersey)	1,350,000	1,357,655
Black Diamond CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (CME Term SOFR 3 Month + 1.51%), 6.794%, 11/22/34 (Cayman Islands)	400,000	400,512
BlueMountain CLO XXXII, Ltd. 144A FRB Ser. 21-32A, Class A, (CME Term SOFR 3 Month + 1.43%), 6.733%, 10/15/34 (Cayman Islands)	1,170,000	1,171,530
CBAM CLO Management, Ltd. 144A FRB Ser. 21-12A, Class AR, (CME Term SOFR 3 Month + 1.44%), 6.724%, 7/20/34 (Cayman Islands)	750,000	750,568
CBAM CLO Management, Ltd. 144A FRB Ser. 21-2A, Class AR, (CME Term SOFR 3 Month + 1.45%), 6.737%, 7/17/34 (Cayman Islands)	1,650,000	1,651,562
CIFC Funding, Ltd. 144A FRB Ser. 21-1A, Class BRR, (CME Term SOFR 3 Month + 1.96%), 7.244%, 10/21/31	2,600,000	2,607,223
CIFC Funding, Ltd. 144A FRB Ser. 24-4A, Class AR, (CME Term SOFR 3 Month + 1.36%), 6.615%, 7/23/37 (Cayman Islands)	2,250,000	2,251,688
CQS US CLO, Ltd. 144A FRB Ser. 21-1A, Class A, (CME Term SOFR 3 Month + 1.48%), 6.764%, 1/20/35 (Cayman Islands)	1,650,000	1,652,836
Crown Point CLO 10, Ltd. 144A FRB Ser. 21-10A, Class A, (CME Term SOFR 3 Month + 1.43%), 6.714%, 7/20/34 (Cayman Islands)	250,000	250,259
Diameter Capital CLO, Ltd. 144A FRB Ser. 24-7A, Class A1A, (CME Term SOFR 3 Month + 1.48%), 6.806%, 7/20/37 (Cayman Islands)	1,600,000	1,602,694
Elevation CLO, Ltd. 144A FRB Ser. 21-13A, Class A1, (CME Term SOFR 3 Month + 1.45%), 6.753%, 7/15/34 (Cayman Islands)	700,000	700,915
Ellington CLO III, Ltd. 144A FRB Ser. 18-3A, Class B, (CME Term SOFR 3 Month + 2.26%), 7.544%, 7/20/30	1,500,000	1,502,970
Elmwood CLO 27, Ltd. 144A FRB Ser. 24-3A, Class A, (CME Term SOFR 3 Month + 1.52%), 6.799%, 4/18/37	1,250,000	1,254,614
GoldenTree Loan Management US CLO 1, Ltd. 144A FRB Ser. 21-11A, Class A, (CME Term SOFR 3 Month + 1.39%), 6.674%, 10/20/34 CME Term SOFR 3 Month + 1.39%) (Cayman Islands)	750,000	751,737
HalseyPoint CLO 4, Ltd. 144A FRB Ser. 21-4A, Class A, (CME Term SOFR 3 Month + 1.48%), 6.764%, 4/20/34 (Cayman Islands)	625,000	626,698
Hayfin US XIV, Ltd. 144A FRB Ser. 21-14A, Class A1, (CME Term SOFR 3 Month + 1.49%), 6.774%, 7/20/34 (Cayman Islands)	1,650,000	1,652,114
ICG US CLO, Ltd. 144A FRB Ser. 21-1A, Class ARR, (CME Term SOFR 3 Month + 1.43%), 6.695%, 7/28/34	2,500,000	2,501,577
Jamestown CLO IX, Ltd. 144A FRB Ser. 21-9A, Class A1RR, (CME Term SOFR 3 Month + 1.50%), 6.786%, 7/25/34 (Cayman Islands)	1,000,000	1,001,331
Jamestown CLO IX, Ltd. 144A FRB Ser. 21-9A, Class A2RR, (CME Term SOFR 3 Month + 2.11%), 7.396%, 7/25/34 (Cayman Islands)	700,000	700,467
KKR Financial CLO 52, Ltd. 144A FRB Ser. 23-52A, Class A2, (CME Term SOFR 3 Month + 2.25%), 7.536%, 7/16/36 (Cayman Islands)	250,000	252,155
LCM 41, Ltd. 144A FRB Ser. 41A, Class A1, (CME Term SOFR 3 Month + 1.46%), 6.761%, 4/15/36 (Jersey)	500,000	501,320
Magnetite XL, Ltd. 144A FRB Ser. 24-40A, Class A1, (CME Term SOFR 3 Month + 1.45%), 6.782%, 7/15/37 (Cayman Islands)	2,000,000	2,001,054
Magnetite XXXVII, Ltd. 144A FRB Ser. 23-37A, Class A, (CME Term SOFR 3 Month + 1.65%), 6.932%, 10/20/36 (Cayman Islands)	1,000,000	1,007,925
Nassau, Ltd. 144A FRB Ser. 21-1A, Class A1, (CME Term SOFR 3 Month + 1.51%), 6.813%, 8/26/34 (Cayman Islands)	3,115,000	3,118,716
Nassau, Ltd. 144A FRB Ser. 21-1A, Class A1R, (CME Term SOFR 3 Month + 1.55%), 6.853%, 1/15/35 (Cayman Islands)	250,000	250,065
Neuberger Berman CLO XVII, Ltd. 144A FRB Ser. 24-17A, Class AR3, (CME Term SOFR 3 Month + 1.40%), 6.697%, 7/22/38 (Cayman Islands)	750,000	752,845
Palmer Square CLO, Ltd. 144A FRB Ser. 21-3A, Class B, (CME Term SOFR 3 Month + 1.91%), 7.213%, 1/15/35 (Cayman Islands)	2,925,000	2,934,625
Palmer Square CLO, Ltd. 144A FRB Ser. 24-2A, Class A1, (CME Term SOFR 3 Month + 1.40%), 6.694%, 7/20/37 (Cayman Islands)	1,800,000	1,810,175
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 19-1A, Class A2A, (CME Term SOFR 3 Month + 2.26%), 7.584%, 5/15/32 (Cayman Islands)	4,226,000	4,229,260
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (CME Term SOFR 3 Month + 1.65%), 6.934%, 1/20/34 (Cayman Islands)	1,400,000	1,401,750
Rockland Park CLO, Ltd. 144A FRB Ser. 21-1A, Class B, (CME Term SOFR 3 Month + 1.91%), 7.194%, 4/20/34 (Cayman Islands)	2,000,000	2,002,766
RRX 5, Ltd. 144A FRB Ser. 21-5A, Class A1, (CME Term SOFR 3 Month + 1.46%), 6.763%, 7/15/34 (Cayman Islands)	1,250,000	1,252,098
Shackleton XIV CLO, Ltd. 144A FRB Ser. 21-14A, Class BR, (CME Term SOFR 3 Month + 2.06%), 7.344%, 7/20/34 (Cayman Islands)	1,650,000	1,652,423
Sound Point CLO XXVI, Ltd. 144A FRB Ser. 21-1A, Class AR, (CME Term SOFR 3 Month + 1.43%), 6.714%, 7/20/34 (Cayman Islands)	2,460,000	2,460,657
Sound Point CLO XXXII, Ltd. 144A FRB Ser. 21-4A, Class A, (CME Term SOFR 3 Month + 1.41%), 6.696%, 10/25/34 (Cayman Islands)	1,000,000	999,550
TCW CLO, Ltd. 144A FRB Ser. 21-2A, Class AS, (CME Term SOFR 3 Month + 1.44%), 6.726%, 7/25/34 (Cayman Islands)	1,500,000	1,501,604
TICP CLO XII, Ltd. 144A FRB Ser. 21-12A, Class BR, (CME Term SOFR 3 Month + 1.91%), 7.213%, 7/15/34 (Cayman Islands)	1,950,000	1,954,858
Trestles CLO IV, Ltd. 144A FRB Ser. 21-4A, Class A, (CME Term SOFR 3 Month + 1.43%), 6.714%, 7/21/34 (Cayman Islands)	1,500,000	1,502,436
Trestles CLO V, Ltd. 144A FRB Ser. 21-5A, Class A1, (CME Term SOFR 3 Month + 1.43%), 6.714%, 10/20/34 (Cayman Islands)	1,200,000	1,201,948
Trinitas CLO XVIII, Ltd. 144A FRB Ser. 21-18A, Class A1, (CME Term SOFR 3 Month + 1.43%), 6.714%, 1/20/35 (Cayman Islands)	750,000	750,976
Venture CLO XV, Ltd. 144A FRB Ser. 21-15A, Class AR3, (CME Term SOFR 3 Month + 1.44%), 6.743%, 7/15/32 (Cayman Islands)	1,150,000	1,150,538
Venture XIX CLO, Ltd. 144A FRB Ser. 18-19A, Class ARR, (CME Term SOFR 3 Month + 1.52%), 6.823%, 1/15/32 (Cayman Islands)	246,615	246,912
Venture XXVI CLO, Ltd. 144A FRB Ser. 21-26A, Class BR, (CME Term SOFR 3 Month + 1.96%), 7.244%, 1/20/29 (Cayman Islands)	500,000	500,853
Voya CLO, Ltd. 144A FRB Ser. 21-1A, Class AR, (CME Term SOFR 3 Month + 1.41%), 6.698%, 7/16/34 (Cayman Islands)	1,850,000	1,853,461
Voya CLO, Ltd. 144A FRB Ser. 24-4A, Class A1, (CME Term SOFR 3 Month + 1.35%), 6.636%, 7/20/37 (Cayman Islands)(FWC)	1,850,000	1,851,388
Wind River CLO, Ltd. 144A FRB Ser. 21-4A, Class A, (CME Term SOFR 3 Month + 1.43%), 6.714%, 1/20/35 (Cayman Islands)	1,200,000	1,200,612
Zais CLO 16, Ltd. 144A FRB Ser. 21-16A, Class A1R, (CME Term SOFR 3 Month + 1.68%), 6.964%, 10/20/34	1,600,000	1,603,405

Total collateralized loan obligations (cost $78,964,337)		$79,506,685

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (1.0%)(a)
		Principal amount	Value
Benin (Republic of) sr. unsec. notes Ser. REGS, 4.875%, 1/19/32 (Benin)	EUR	350,000	$323,205
Brazil (Federal Republic of) sr. unsec. unsub. bonds 5.00%, 1/27/45 (Brazil)		$700,000	551,539
Brazil (Federal Republic of) sr. unsec. unsub. notes 3.875%, 6/12/30 (Brazil)		288,000	260,766
Chile (Republic of) sr. unsec. unsub. bonds 4.85%, 1/22/29 (Chile)		740,000	741,077
Colombia (Republic of) sr. unsec. notes 3.875%, 4/25/27 (Colombia)		200,000	190,483
Colombia (Republic of) sr. unsec. unsub. notes 7.50%, 2/2/34 (Colombia)		560,000	569,436
Colombia (Republic of) sr. unsec. unsub. notes 3.125%, 4/15/31 (Colombia)		200,000	161,197
Cote d'lvoire (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.375%, 3/3/28 (Cote d'lvoire)		780,000	766,877
Dominican (Republic of) sr. unsec. bonds Ser. REGS, 4.875%, 9/23/32 (Dominican Republic)		640,000	585,517
Guatemala (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.60%, 6/13/36 (Guatemala)		480,000	488,193
Guatemala (Republic of) 144A sr. unsec. notes 7.05%, 10/4/32 (Guatemala)		320,000	339,415
Indonesia (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.35%, 1/8/27 (Indonesia)		1,800,000	1,776,565
Kazakhstan (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.50%, 7/21/45 (Kazakhstan)		590,000	678,186
Panama (Republic of) sr. unsec. unsub. bonds 7.50%, 3/1/31 (Panama)		760,000	806,640
Paraguay (Republic of) 144A sr. unsec. bonds 3.849%, 6/28/33 (Paraguay)		690,000	613,645
Romania (Government of) sr. unsec. notes Ser. REGS, 3.00%, 2/14/31 (Romania)		420,000	357,399
Romania (Government of) sr. unsec. unsub. notes 7.125%, 1/17/33 (Romania)		370,000	396,920
Romania (Government of) 144A sr. unsec. notes 6.375%, 1/30/34 (Romania)		110,000	112,739
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/30/29 (South Africa)		330,000	308,608
United Mexican States sr. unsec. unsub. bonds 2.659%, 5/24/31 (Mexico)		1,770,000	1,490,779
Uruguay (Oriental Republic of) sr. unsec. unsub. bonds 7.875%, 1/15/33 (Uruguay)		650,000	778,909

Total foreign government and agency bonds and notes (cost $12,343,556)			$12,298,095

MUNICIPAL BONDS AND NOTES (0.2%)(a)
	Principal amount	Value
CA State G.O. Bonds, (Build America Bonds), 7.50%, 4/1/34	$770,000	$910,423
North TX, Tollway Auth. Rev. Bonds, (Build America Bonds), 6.718%, 1/1/49	675,000	793,059
OH State U. Rev. Bonds, (Build America Bonds), 4.91%, 6/1/40	845,000	834,106

Total municipal bonds and notes (cost $2,293,380)		$2,537,588

SENIOR LOANS (—%)(a)(c)
	Principal amount	Value
Axalta Coating Systems US Holdings, Inc. bank term loan FRN Ser. B6, (CME Term SOFR 1 Month + 2.00%), 7.335%, 12/20/29	$17,064	$17,150
DIRECTV Financing, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 5.25%), 10.708%, 8/2/29	36,405	36,411
Gray Television, Inc. bank term loan FRN Ser. D, (CME Term SOFR 1 Month + 3.00%), 8.457%, 10/27/28	103,401	96,284
Nouryon USA, LLC bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.50%), 8.821%, 4/3/28	104,213	104,929
Penn Entertainment, Inc. bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 8.194%, 5/3/29	123,737	124,373
Proofpoint, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.00%), 8.344%, 8/31/28	103,940	104,395

Total senior loans (cost $487,686)		$483,542

SHORT-TERM INVESTMENTS (15.7%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 5.47%(AFF)	Shares	133,885,308	$133,885,308
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26%(P)	Shares	43,067,000	43,067,000
U.S. Treasury Bills 5.380%, 8/27/24(SEGSF)		$1,100,000	1,095,807
U.S. Treasury Bills 5.322%, 10/24/24(SEG)(SEGSF)		12,669,000	12,517,234

Total short-term investments (cost $190,564,163)			$190,565,349
TOTAL INVESTMENTS

Total investments (cost $1,670,297,740)			$1,655,579,354

	FORWARD CURRENCY CONTRACTS at 7/31/24 (aggregate face value $310,265) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Morgan Stanley & Co. International PLC
		Euro	Sell	9/18/24	$307,383	$310,156	$2,773
	UBS AG
		Euro	Buy	9/18/24	108	109	(1)

	Unrealized appreciation						2,773

	Unrealized (depreciation)						(1)

	Total						$2,772
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 7/31/24 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Bond 30 yr (Long)	234	$28,262,813	$28,262,813	Sep-24	$988,837
U.S. Treasury Bond Ultra 30 yr (Long)	665	85,099,219	85,099,219	Sep-24	3,037,940
U.S. Treasury Note 2 yr (Long)	294	60,377,953	60,377,953	Sep-24	466,843
U.S. Treasury Note 5 yr (Long)	1,602	172,840,781	172,840,781	Sep-24	3,204,270
U.S. Treasury Note 10 yr (Long)	451	50,427,438	50,427,438	Sep-24	1,435,634
U.S. Treasury Note Ultra 10 yr (Long)	569	65,763,953	65,763,954	Sep-24	1,843,134

Unrealized appreciation					10,976,658

Unrealized (depreciation)					—

Total					$10,976,658

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 7/31/24 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
(3.925)/US SOFR/Apr-37 (Written)	Apr-27/3.925	$49,486,700	$2,795,999	$(648,028)
3.925/US SOFR/Apr-37 (Written)	Apr-27/3.925	49,486,700	2,795,999	650,107
(3.977)/US SOFR/May-44 (Written)	May-34/3.977	17,776,000	1,481,630	(166,668)
3.977/US SOFR/May-44 (Written)	May-34/3.977	17,776,000	1,481,630	40,316
3.725/US SOFR/Nov-36 (Purchased)	Nov-26/3.725	17,129,000	(837,608)	147,943
(4.225)/US SOFR/Nov-36 (Purchased)	Nov-26/4.225	17,129,000	(877,005)	(337,510)
(3.685)/US SOFR/May-59 (Purchased)	May-29/3.685	1,083,800	(145,338)	(15,050)
3.685/US SOFR/May-59 (Purchased)	May-29/3.685	1,083,800	(145,338)	33,117
Barclays Bank PLC
3.00/US SOFR/Dec-48 (Purchased)	Dec-38/3.00	120,114,100	(7,963,565)	404,544
3.10/US SOFR/Dec-42 (Purchased)	Dec-32/3.10	53,869,800	(3,559,181)	469,044
(1.945)/US SOFR/Jun-51 (Purchased)	Jun-31/1.945	21,524,500	(8,803,194)	939,329
1.945/US SOFR/Jun-51 (Purchased)	Jun-31/1.945	21,524,500	(2,238,171)	(296,522)
Citibank, N.A.
(3.75)/US SOFR/Sep-34 (Written)	Sep-24/3.75	15,465,800	259,052	(34,334)
3.85/US SOFR/Sep-34 (Purchased)	Sep-24/3.85	15,465,800	(239,913)	144,543
3.75/US SOFR/Sep-34 (Written)	Sep-24/3.75	15,465,800	259,052	156,127
(3.85)/US SOFR/Sep-34 (Purchased)	Sep-24/3.85	15,465,800	(239,913)	(173,650)
Deutsche Bank AG
3.6375/US SOFR/Apr-59 (Purchased)	Apr-29/3.6375	11,330,800	(1,593,677)	219,058
(3.6375)/US SOFR/Apr-59 (Purchased)	Apr-29/3.6375	11,330,800	(1,593,677)	(198,493)
Morgan Stanley & Co. International PLC
2.48/US SOFR/Feb-59 (Purchased)	Feb-29/2.48	37,620,500	(2,334,766)	31,039

Unrealized appreciation				3,235,167

Unrealized (depreciation)				(1,870,255)

Total				$1,364,912

TBA SALE COMMITMENTS OUTSTANDING at 7/31/24 (proceeds receivable $114,238,125) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 5.50%, 8/1/54	$3,000,000	8/20/24	$3,009,529
Government National Mortgage Association, 3.50%, 8/1/54	3,000,000	8/20/24	2,758,288
Uniform Mortgage-Backed Securities, 5.50%, 8/1/54	19,000,000	8/13/24	19,032,064
Uniform Mortgage-Backed Securities, 5.00%, 8/1/54	34,000,000	8/13/24	33,485,550
Uniform Mortgage-Backed Securities, 4.50%, 8/1/54	31,000,000	8/13/24	29,864,674
Uniform Mortgage-Backed Securities, 4.00%, 8/1/54	29,000,000	8/13/24	27,180,008
Uniform Mortgage-Backed Securities, 2.50%, 8/1/39	2,000,000	8/15/24	1,839,096

Total			$117,169,209

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/24 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC
$700,000,000	$10,987,900	$16,280,000	9/21/27	3.30% — Annually	US SOFR — Annually	$40,413,111
300,000,000	928,500	1,409,326	9/21/24	3.40% — Annually	US SOFR — Annually	7,707,733

Upfront premium received		17,689,326		Unrealized appreciation		48,120,844

Upfront premium (paid)		—		Unrealized (depreciation)		—

	Total	$17,689,326			Total	$48,120,844

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/24 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$9,987,000	$124,748		$(132)	7/12/33	US SOFR — Annually	3.785% — Annually	$115,932
		62,628,700	598,918	(E)	(1,221)	11/27/39	3.869% — Annually	US SOFR — Annually	(600,140)
		13,317,000	79,183	(E)	(260)	12/6/42	US SOFR — Annually	3.887% — Annually	78,923
		6,523,000	118,803	(E)	(98)	3/18/36	3.757% — Annually	US SOFR — Annually	(118,901)
		6,930,700	88,179	(E)	(236)	2/20/59	3.485% — Annually	US SOFR — Annually	(88,415)
		8,250,900	262,808	(E)	(116)	4/17/35	3.919% — Annually	US SOFR — Annually	(262,924)
		14,062,400	481,089	(E)	(198)	4/17/35	3.948% — Annually	US SOFR — Annually	(481,287)
		4,275,300	90,910	(E)	(64)	3/31/38	US SOFR — Annually	3.93% — Annually	90,846
		1,739,500	14,575	(E)	(59)	3/14/59	US SOFR — Annually	3.456% — Annually	14,516
		391,444,000	3,868,641	(E)	(1,353,940)	9/18/26	US SOFR — Annually	4.50% — Annually	2,514,701
		284,614,000	2,812,840	(E)	983,401	9/18/26	4.50% — Annually	US SOFR — Annually	(1,829,439)
		293,474,200	9,435,489	(E)	(5,430,965)	9/18/29	US SOFR — Annually	4.30% — Annually	4,004,525
		203,331,000	8,411,803	(E)	4,788,839	9/18/34	4.10% — Annually	US SOFR — Annually	(3,622,965)
		23,876,000	1,600,384	(E)	(1,127,895)	9/18/54	US SOFR — Annually	3.90% — Annually	472,489
		649,000	43,502	(E)	33,021	9/18/54	3.90% — Annually	US SOFR — Annually	(10,481)
		10,921,000	118,274	(E)	(49,964)	9/18/26	US SOFR — Annually	4.55% — Annually	68,311
		160,575,000	1,739,027	(E)	590,695	9/18/26	4.55% — Annually	US SOFR — Annually	(1,148,333)
		106,909,000	3,678,311	(E)	(2,057,989)	9/18/29	US SOFR — Annually	4.35% — Annually	1,620,322
		25,726,000	885,129	(E)	558,711	9/18/29	4.35% — Annually	US SOFR — Annually	(326,418)
		54,586,000	2,484,809	(E)	(1,506,181)	9/18/34	US SOFR — Annually	4.15% — Annually	978,628
		7,144,000	325,202	(E)	196,905	9/18/34	4.15% — Annually	US SOFR — Annually	(128,297)
		4,019,000	305,842	(E)	(246,719)	9/18/54	US SOFR — Annually	3.95% — Annually	59,123
		31,422,000	2,391,183	(E)	1,925,506	9/18/54	3.95% — Annually	US SOFR — Annually	(465,676)

	Total				$(2,698,959)				$935,040
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/24 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC
$8,936,746	$8,503,950	$—	9/29/25	(0.165%) — Annually	Ephesus Funding DAC, 3.80%, Series 2020-01, 9/22/2025 — Annually	$(146,802)

Upfront premium received		—	Unrealized appreciation			—

Upfront premium (paid)		—	Unrealized (depreciation)			(146,802)

	Total	$—			Total	$(146,802)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 7/31/24 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	CCC/P	$13,534	$88,095	$11,399	5/11/63	300 bp — Monthly	$2,186
	CMBX NA BBB-.6 Index	CCC/P	26,395	194,876	25,217	5/11/63	300 bp — Monthly	1,292
	CMBX NA BBB-.6 Index	CCC/P	54,079	389,753	50,434	5/11/63	300 bp — Monthly	3,873
	CMBX NA BBB-.6 Index	CCC/P	51,528	402,211	52,046	5/11/63	300 bp — Monthly	(284)
	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	B-/P	13,061	79,941	13,766	1/17/47	200 bp — Monthly	(673)
	CMBX NA A.7 Index	B-/P	126,518	774,339	133,341	1/17/47	200 bp — Monthly	(6,522)
	CMBX NA BB.11 Index	B+/P	73,103	182,000	51,852	11/18/54	500 bp — Monthly	21,429
	CMBX NA BB.13 Index	BB-/P	1,372,459	3,210,000	1,124,463	12/16/72	500 bp — Monthly	251,117
	CMBX NA BB.6 Index	CCC-/P	605,950	1,802,458	456,743	5/11/63	500 bp — Monthly	150,960
	CMBX NA BB.7 Index	CCC/P	163,075	504,309	166,170	1/17/47	500 bp — Monthly	(2,604)
	CMBX NA BB.7 Index	CCC/P	772,108	1,791,260	590,220	1/17/47	500 bp — Monthly	183,629
	CMBX NA BB.9 Index	B-/P	370,181	880,000	344,080	9/17/58	500 bp — Monthly	26,957
	CMBX NA BBB-.12 Index	BB+/P	90,530	319,000	63,003	8/17/61	300 bp — Monthly	27,713
	CMBX NA BBB-.7 Index	B-/P	179,226	1,008,087	177,322	1/17/47	300 bp — Monthly	2,492
	CMBX NA BBB-.8 Index	B+/P	6,954	34,560	3,608	10/17/57	300 bp — Monthly	3,366
	Goldman Sachs International
	CMBX NA BBB-.11 Index	BBB-/P	1,678	9,000	1,080	11/18/54	300 bp — Monthly	603
	CMBX NA BBB-.7 Index	B-/P	29,376	111,139	19,549	1/17/47	300 bp — Monthly	9,891
	JPMorgan Securities LLC
	CMBX NA BB.8 Index	CCC+/P	684,367	1,907,888	685,123	10/17/57	500 bp — Monthly	1,100
	CMBX NA BBB-.13 Index	BBB-/P	1,434,673	10,854,000	2,346,635	12/16/72	300 bp — Monthly	(905,630)
	CMBX NA BBB-.7 Index	B-/P	115,034	225,966	39,747	1/17/47	300 bp — Monthly	75,418
	CMBX NA BBB-.8 Index	B+/P	177,457	1,092,480	114,055	10/17/57	300 bp — Monthly	64,040
	Merrill Lynch International
	CMBX NA A.13 Index	A-/P	127,730	980,000	72,716	12/16/72	200 bp — Monthly	55,395
	CMBX NA A.13 Index	A-/P	130,453	980,000	72,716	12/16/72	200 bp — Monthly	58,118
	Morgan Stanley & Co. International PLC
	CMBX NA A.13 Index	A-/P	118,473	939,000	69,674	12/16/72	200 bp — Monthly	49,164
	CMBX NA BB.11 Index	B+/P	21,160	250,000	71,225	11/18/54	500 bp — Monthly	(49,822)
	CMBX NA BB.13 Index	BB-/P	761,311	1,688,000	591,306	12/16/72	500 bp — Monthly	171,646
	CMBX NA BB.8 Index	CCC+/P	243,767	532,635	191,269	10/17/57	500 bp — Monthly	53,016
	CMBX NA BBB-.13 Index	BBB-/P	1,526,819	4,800,000	1,037,760	12/16/72	300 bp — Monthly	491,859

Upfront premium received			9,290,999		Unrealized appreciation			1,705,264

Upfront premium (paid)			—		Unrealized (depreciation)			(965,535)

	Total		$9,290,999				Total	$739,729
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2024. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 7/31/24 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	$(1,164)	$43,731	$7,530	1/17/47	(200 bp) — Monthly	$6,349
	CMBX NA BB.10 Index	(2,510,135)	5,409,000	2,165,223	11/17/59	(500 bp) — Monthly	(350,171)
	CMBX NA BB.10 Index	(374,392)	929,000	371,879	11/17/59	(500 bp) — Monthly	(3,417)
	CMBX NA BB.10 Index	(373,183)	926,000	370,678	11/17/59	(500 bp) — Monthly	(3,406)
	CMBX NA BB.10 Index	(196,667)	488,000	195,346	11/17/59	(500 bp) — Monthly	(1,795)
	CMBX NA BB.6 Index	(84,659)	331,528	84,009	5/11/63	(500 bp) — Monthly	(972)
	CMBX NA BB.7 Index	(208,968)	646,231	212,933	1/17/47	(500 bp) — Monthly	3,337
	CMBX NA BB.7 Index	(190,032)	587,671	193,638	1/17/47	(500 bp) — Monthly	3,035
	CMBX NA BB.8 Index	(887,643)	1,967,389	706,490	10/17/57	(500 bp) — Monthly	(183,067)
	CMBX NA BBB-.10 Index	(904,696)	3,010,000	536,984	11/17/59	(300 bp) — Monthly	(369,468)
	CMBX NA BBB-.12 Index	(82,867)	292,000	57,670	8/17/61	(300 bp) — Monthly	(25,367)
	CMBX NA BBB-.13 Index	(3,961,750)	13,837,000	2,991,559	12/16/72	(300 bp) — Monthly	(978,262)
	CMBX NA BBB-.7 Index	(61,716)	221,816	39,017	1/17/47	(300 bp) — Monthly	(22,828)
	CMBX NA BBB-.8 Index	(215,197)	1,069,440	111,650	10/17/57	(300 bp) — Monthly	(104,171)
	Goldman Sachs International
	CMBX NA BB.10 Index	(653,058)	1,450,000	580,435	11/17/59	(500 bp) — Monthly	(74,033)
	CMBX NA BB.6 Index	(144,263)	429,797	108,911	5/11/63	(500 bp) — Monthly	(35,770)
	CMBX NA BB.7 Index	(440,247)	1,061,666	349,819	1/17/47	(500 bp) — Monthly	(91,460)
	CMBX NA BB.9 Index	(163,246)	408,000	159,528	9/17/58	(500 bp) — Monthly	(4,115)
	CMBX NA BBB-.13 Index	(452,882)	1,701,000	367,756	12/16/72	(300 bp) — Monthly	(86,118)
	CMBX NA BBB-.8 Index	(7,456)	47,040	4,911	10/17/57	(300 bp) — Monthly	(2,573)
	JPMorgan Securities LLC
	CMBX NA A.7 Index	(61,347)	810,549	139,577	1/17/47	(200 bp) — Monthly	77,914
	CMBX NA BB.11 Index	(490,603)	492,896	124,900	5/11/63	(500 bp) — Monthly	(366,183)
	CMBX NA BB.11 Index	(235,607)	432,000	123,077	11/18/54	(500 bp) — Monthly	(112,950)
	CMBX NA BBB-.11 Index	(991)	9,000	1,080	11/18/54	(300 bp) — Monthly	83
	CMBX NA BBB-.12 Index	(38,327)	319,000	63,003	8/17/61	(300 bp) — Monthly	24,490
	CMBX NA BBB-.6 Index	(538,787)	1,074,935	139,097	5/11/63	(300 bp) — Monthly	(400,317)
	Merrill Lynch International
	CMBX NA BB.10 Index	(50,925)	895,000	358,269	11/17/59	(500 bp) — Monthly	306,473
	CMBX NA BBB-.7 Index	(69,410)	390,599	68,706	1/17/47	(300 bp) — Monthly	(931)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.6 Index	(47,174)	137,059	34,731	5/11/63	(500 bp) — Monthly	(12,576)
	CMBX NA BB.9 Index	(199,903)	472,000	184,552	9/17/58	(500 bp) — Monthly	(15,810)
	CMBX NA BBB-.10 Index	(1,898,461)	5,871,000	1,047,386	11/17/59	(300 bp) — Monthly	(854,500)
	CMBX NA BBB-.12 Index	(325,089)	1,022,000	201,845	8/17/61	(300 bp) — Monthly	(123,840)
	CMBX NA BBB-.7 Index	(209,541)	732,777	128,895	1/17/47	(300 bp) — Monthly	(81,073)
	CMBX NA BBB-.8 Index	(2,263)	10,560	1,102	10/17/57	(300 bp) — Monthly	(1,168)

Upfront premium received		—			Unrealized appreciation		421,681

Upfront premium (paid)		(16,082,649)			Unrealized (depreciation)		(4,306,341)

	Total	$(16,082,649)				Total	$(3,884,660)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
EUR	Euro
USD / $	United States Dollar
Key to holding's abbreviations
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds	General Obligation Bonds
ICE	Intercontinental Exchange
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
PO	Principal Only
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2023 through July 31, 2024 (the reporting period). Within the following notes to the portfolio, references to "Franklin Advisers" represent Franklin Advisers, Inc., the fund's investment manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,215,906,133.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 10/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 7/31/24
Short-term investments
	Putnam Short Term Investment Fund Class P*	$130,924,039	$426,299,431	$423,338,162	$3,755,343	$133,885,308

	Total Short-term investments	$130,924,039	$426,299,431	$423,338,162	$3,755,343	$133,885,308
* Management fees charged to Putnam Short Term Investment Fund have been waived by Franklin Advisers. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $9,906,631.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $3,015,232.
(FWC)	Forward commitment, in part or in entirety (Note 1).
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund's investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund's investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund's investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the 1940 Act, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts for hedging duration and convexity, for isolating prepayment risk and for managing downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
At the close of the reporting period, the fund has deposited cash valued at $5,353,651 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging sector exposure and for gaining exposure to specific sectors.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for gaining liquid exposure to individual names, for hedging market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Franklin Advisers will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $3,022,147 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $3,015,232 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$87,130,343	$—
Collateralized loan obligations	—	79,506,685	—
Corporate bonds and notes	—	431,147,714	—
Foreign government and agency bonds and notes	—	12,298,095	—
Mortgage-backed securities	—	257,007,209	—
Municipal bonds and notes	—	2,537,588	—
Senior loans	—	483,542	—
U.S. government and agency mortgage obligations	—	594,647,811	—
U.S. treasury obligations	—	255,018	—
Short-term investments	43,067,000	147,498,349	—

Totals by level	$43,067,000	$1,612,512,354	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$2,772	$—
Futures contracts	10,976,658	—	—
Forward premium swap option contracts	—	1,364,912	—
TBA sale commitments	—	(117,169,209)	—
Interest rate swap contracts	—	34,065,517	—
Total return swap contracts	—	(146,802)	—
Credit default contracts	—	3,646,719	—

Totals by level	$10,976,658	$(78,236,091)	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased swap option contracts (contract amount)	$542,100,000
Written swap option contracts (contract amount)	$300,000,000
Futures contracts (number of contracts)	4,000
Forward currency contracts (contract amount)	$310,000
OTC interest rate swap contracts (notional)	$1,040,000,000
Centrally cleared interest rate swap contracts (notional)	$1,652,500,000
OTC total return swap contracts (notional)	$13,800,000
OTC credit default contracts (notional)	$91,100,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com